VANECK INTERMEDIATE MUNI ETF
SCHEDULE OF INVESTMENTS
July 31, 2026 (unaudited)

Par
(000's) Value
MUNICIPAL BONDS: 98.6%
Alabama : 3.4%
Alabama Highway Authority (RB) (AG)
5.00%, 09/01/41 (c) $ 2,500 $ 2,705,765
5.00%, 09/01/43 (c) 3,400 3,650,048
Alabama Public School and College Authority, Series A (RB)
4.00%, 11/01/36 (c) 2,000 2,000,374
5.00%, 11/01/34 (c) 2,015 2,151,129
Auburn University, Alabama, Series B (RB)
5.00%, 06/01/35 1,000 1,124,137
5.00%, 06/01/36 (c) 1,000 1,115,182
Black Belt Energy Gas District, Gas Project, Series A (RB)
5.00%, 12/01/34 (c) 1,000 1,034,483
5.25%, 05/01/56 (c) (p) 1,500 1,512,866
Black Belt Energy Gas District, Gas Project, Series B (RB)
5.00%, 12/01/34 (c) 1,000 1,050,790
5.00%, 10/01/35 (c) 1,000 1,004,741
Black Belt Energy Gas District, Gas Project, Series D (RB)
5.00%, 12/01/55 (c) (p) 2,000 2,080,567
Black Belt Energy Gas District, Gas Project, Series E (RB)
5.00%, 12/01/55 (c) (p) 4,780 4,946,835
Black Belt Energy Gas District, Gas Project, Series F (RB)
5.00%, 12/01/35 (c) 3,000 3,117,463
Black Belt Energy Gas District, Gas Project, Series G (RB)
5.00%, 10/01/35 (c) 1,000 1,031,520
Black Belt Energy Gas District, Gas Project, Series H (RB)
5.00%, 01/01/34 (c) 1,500 1,553,516
Black Belt Energy Gas District, Gas Project, Series I (RB)
5.00%, 10/01/33 (c) 1,500 1,570,791
Black Belt Energy Gas District, Gas Project, Series J (RB)
5.00%, 11/01/36 (c) 1,000 1,032,819
Black Belt Energy Gas District, Series A (RB)
4.00%, 06/01/51 (c) (p) 5,065 5,090,256
Black Belt Energy Gas District, Series B (RB)
5.00%, 10/01/55 (c) (p) 1,000 1,036,431
Black Belt Energy Gas District, Series D (RB)
5.00%, 03/01/55 (c) (p) 1,000 1,036,735
Board of Trustees of the University of Alabama, Series B (RB)
3.00%, 07/01/33 (c) 860 816,723
County of Jefferson, Alabama Sewer Warrants (RB)
5.00%, 10/01/37 (c) 1,000 1,066,920
5.00%, 10/01/38 (c) 2,000 2,119,742
5.25%, 10/01/40 (c) 1,000 1,072,096
Energy Southeast, A Cooperative District Energy Supply, Series A (RB)
5.00%, 11/01/35 (c) 1,000 1,029,582
Energy Southeast, A Cooperative District Energy Supply, Series B (RB)
5.00%, 09/01/33 (c) 1,000 1,009,373
5.00%, 11/01/33 (c) 2,000 2,094,422
Lower Alabama Gas District, Gas Project, Series A (RB)
5.00%, 12/01/33 (c) 1,500 1,545,116
5.00%, 09/01/34 2,500 2,579,368
Southeast Alabama Gas Supply District, Series B (RB)
5.00%, 06/01/49 (c) (p) 2,000 2,076,515
Southeast Energy Authority, A Cooperative District Energy Supply, Series A (RB)
5.00%, 11/01/35 (c) 2,000 2,039,231
5.00%, 10/01/55 (c) (p) 2,000 2,090,135
Southeast Energy Authority, A Cooperative District Energy Supply, Series B (RB)
5.00%, 09/01/35 (c) 4,500 4,770,745

VANECK INTERMEDIATE MUNI ETF
SCHEDULE OF INVESTMENTS
(unaudited) (continued)

Par
(000’s) Value
Alabama (continued)
5.25%, 03/01/55 (c) (p) $ 1,000 $ 1,020,028
Southeast Energy Authority, A Cooperative District Gas Supply, Series F (RB)
5.25%, 11/01/55 (c) (p) 5,500 5,799,586
Southeast Energy Authority, Series A (RB)
5.00%, 01/01/56 (c) (p) 1,000 1,004,585
University of Alabama, Board of Trustee, Series A (RB)
4.00%, 07/01/35 (c) 820 826,315
72,806,930
Alaska : 0.0%
Alaska Housing Finance Corp., Series B (RB)
2.15%, 06/01/36 (c) 1,040 851,814
Underline
Arizona : 1.1%
Arizona Industrial Development Authority, Point 320 LLC, Series A (RB)
3.62%, 05/20/33 1,544 1,527,866
City of Mesa, Arizona Utility System (RB) (AG)
5.00%, 07/01/40 (c) 1,500 1,626,737
5.00%, 07/01/41 (c) 1,000 1,078,695
City of Phoenix Civic Improvement Corp., Junior Lien Water System (RB)
5.00%, 07/01/40 (c) 1,895 2,039,235
City of Phoenix Civic Improvement Corp., Rental Car Facility Charge, Series A (RB)
5.00%, 07/01/32 (c) 1,000 1,048,846
5.00%, 07/01/34 (c) 1,275 1,332,138
City of Phoenix Civic Improvement Corp., Senior Lien Airport, Series D (RB)
5.00%, 07/01/33 (c) 550 558,861
Maricopa County, Arizona Pollution Control, Southern California Edison Company, Series A (RB)
2.40%, 06/01/35 (c) 2,350 2,027,833
Maricopa County, Arizona Pollution Control, Southern California Edison Company, Series B (RB)
2.40%, 06/01/35 (c) 1,500 1,294,361
Maricopa County, Industrial Development Authority, Banner Health, Series A (RB)
4.00%, 01/01/38 (c) 1,000 1,004,806
4.00%, 01/01/41 (c) 2,000 1,915,360
5.00%, 01/01/38 (c) 605 610,360
Salt River Project Agricultural Improvement and Power District, Series A (RB)
5.00%, 01/01/32 (c) 2,380 2,447,283
Salt Verde Financial Corp. (RB)
5.00%, 12/01/37 4,600 4,706,491
23,218,872
Arkansas : 0.2%
Arkansas Development Finance Authority (RB)
5.00%, 06/01/44 (c) 2,500 2,668,449
City of Fort Worth, Water and Sewer Construction (RB)
5.00%, 10/01/34 (c) 1,000 1,024,345
3,692,794
California : 16.8%
Anaheim Housing and Public Improvements Authority, Electric Utility Distribution Improvements,
Series A (RB)
5.00%, 10/01/35 (c) 1,000 1,020,841
Bay Area Toll Authority, Series S-7 (RB)
3.25%, 04/01/36 (c) 1,270 1,169,828
4.00%, 04/01/33 (c) 2,905 2,918,050
California Community Choice Financing Authority, Clean Energy Project, Series A (RB)
5.00%, 01/01/56 (c) (p) 1,000 1,010,205
California Community Choice Financing Authority, Clean Energy Project, Series A-1 (RB)
5.00%, 04/01/56 (c) (p) 1,500 1,573,468
California Community Choice Financing Authority, Clean Energy Project, Series B (RB)
5.00%, 03/01/56 (c) (p) 1,500 1,567,082

VANECK INTERMEDIATE MUNI ETF
SCHEDULE OF INVESTMENTS
(unaudited) (continued)

Par
(000’s) Value
California (continued)
California Community Choice Financing Authority, Clean Energy Project, Series C (RB)
5.00%, 08/01/55 (c) (p) $ 10,345 $ 10,635,951
5.25%, 01/01/54 (c) (p) 4,565 4,786,815
California Community Choice Financing Authority, Clean Energy Project, Series D (RB)
5.00%, 02/01/55 (c) (p) 3,000 3,199,345
5.00%, 10/01/55 (c) (p) 2,000 2,023,156
California Community Choice Financing Authority, Clean Energy Project, Series E (RB)
5.00%, 07/01/35 (c) 4,000 4,325,315
5.00%, 02/01/55 (c) (p) 3,000 3,141,956
5.00%, 10/01/56 (c) (p) 5,000 5,280,780
California Community Choice Financing Authority, Clean Energy Project, Series F (RB)
5.00%, 11/01/33 (c) 1,000 1,059,368
5.00%, 06/01/36 (c) 2,000 2,130,702
5.00%, 02/01/55 (c) (p) 9,000 9,410,641
California Community Choice Financing Authority, Clean Energy Project, Series G (RB)
5.00%, 12/01/35 (c) 2,500 2,668,619
California Community Choice Financing Authority, Clean Energy Project, Series H (RB)
5.00%, 01/01/56 (c) (p) 7,500 7,937,549
California Health Facilities Financing Authority, Adventist Health System, Series A (RB)
3.00%, 03/01/39 (c) 1,000 825,648
5.00%, 12/01/35 (c) 1,000 1,103,412
5.25%, 12/01/40 (c) 1,250 1,324,922
California Health Facilities Financing Authority, Cedars-Sinai Medical Center, Series B (RB)
3.00%, 08/15/34 (c) 400 373,397
California Health Facilities Financing Authority, CommonSpirit Health, Series A (RB)
4.00%, 04/01/37 (c) 1,060 1,059,058
4.00%, 04/01/38 (c) 500 494,833
California Health Facilities Financing Authority, Providence St. Joseph Health, Series A (RB)
3.00%, 10/01/41 (c) 680 558,151
California Health Facilities Financing Authority, Series A (RB)
4.00%, 03/01/43 (c) 1,000 892,913
California Health Facilities Financing Authority, Sutter Health, Series A (RB)
5.00%, 11/15/35 (c) 1,575 1,607,703
California Health Facilities Financing Authority, Sutter Health, Series B (RB)
4.00%, 11/15/41 (c) 1,000 941,554
California Housing Finance Agency (RB)
3.75%, 03/25/35 5,908 5,862,203
California Municipal Finance Authority (RB)
4.00%, 11/20/40 1,987 1,935,646
California Municipal Finance Authority, Community Medical Centers, Series A (RB)
4.00%, 02/01/42 (c) 1,165 1,082,519
California State Public Works Board, Department of Corrections and Rehabilitation, Series D (RB)
3.00%, 09/01/32 (c) 360 344,028
California State Public Works Board, May Lee State Office Complex, Series A (RB)
5.00%, 04/01/41 (c) 1,750 1,886,724
California State Public Works Board, New Natural Resources Headquarters, Series C (RB)
5.00%, 11/01/40 (c) 2,650 2,817,642
California State Public Works Board, Various Capital Projects, Series A (RB)
5.00%, 08/01/35 (c) 2,000 2,168,093
California State Public Works Board, Various Capital Projects, Series B (RB)
5.00%, 12/01/34 (c) 2,000 2,207,300
5.00%, 12/01/35 (c) 1,845 2,027,032
California State Public Works Board, Various Capital Projects, Series C (RB)
5.00%, 08/01/34 (c) 1,000 1,087,363
5.00%, 09/01/35 (c) 2,835 3,187,977
5.00%, 09/01/36 (c) 3,000 3,348,408
5.00%, 11/01/40 (c) 1,500 1,643,778
5.00%, 11/01/41 (c) 2,000 2,183,288

VANECK INTERMEDIATE MUNI ETF
SCHEDULE OF INVESTMENTS
(unaudited) (continued)

Par
(000’s) Value
California (continued)
5.00%, 11/01/42 (c) $ 1,000 $ 1,088,026
California Statewide Communities Development Authority, Front Porch Communities and Services,
Series A (RB)
3.00%, 04/01/37 (c) 1,000 899,575
Central Valley Energy Authority (RB)
5.00%, 12/01/55 (c) (p) 2,000 2,089,615
Central Valley Energy Authority, Commodity Supply (RB)
5.00%, 08/01/34 (c) 2,000 2,092,701
City of Los Angeles, Department of Airports, Los Angeles International Airport, Series B (RB)
4.00%, 05/15/36 (c) 1,000 1,017,632
5.00%, 05/15/37 (c) 1,400 1,501,305
City of Los Angeles, Department of Airports, Series A (RB)
5.00%, 05/15/35 1,000 1,141,054
City of Los Angeles, Department of Airports, Series D (RB)
5.00%, 05/15/41 (c) 2,000 2,191,216
City of Los Angeles, Department of Water and Power, Series A (RB)
5.00%, 07/01/37 (c) 1,150 1,231,563
5.00%, 07/01/38 (c) 445 473,847
5.00%, 07/01/38 (c) 1,900 2,030,864
City of Los Angeles, Department of Water and Power, Series C (RB) (BAM)
5.00%, 07/01/44 (c) 1,985 2,090,809
County of Santa Clara, Series C (GO)
5.00%, 08/01/33 (c) 525 535,396
Eastern Municipal Water District, Financing Authority, Water and Wastewater, Series B (RB) (BAM)
4.00%, 07/01/35 (c) 1,150 1,150,189
El Camino, California Community College District, Series A (GO)
4.00%, 08/01/41 (c) 1,735 1,735,000
Fontana Redevelopment Agency Successor Agency, Series A (TA)
5.00%, 10/01/32 (c) 760 776,151
Foothill-Eastern Transportation Corridor Agency, Junior Lien Toll Road., Series C (RB)
4.00%, 01/15/43 (c) 1,600 1,510,464
Hayward Unified School District (GO) (BAM)
4.00%, 08/01/43 (c) 1,000 972,965
Irvin Facilities Financing Authority, Irvine Great Park Infrastructure Project, Series A (ST)
5.00%, 09/01/43 (c) 500 533,576
Kern High School District, Series C (GO) (AG)
2.00%, 08/01/32 (c) 3,000 2,659,290
Los Angeles Community College District, Series J (GO)
4.00%, 08/01/33 (c) 750 755,867
Los Angeles Community College District, Series L (GO)
5.00%, 08/01/36 (c) 1,000 1,100,432
Los Angeles County, Metropolitan Transportation Authority, Sales Tax, Series A (RB)
4.00%, 06/01/35 (c) 1,000 1,031,031
4.00%, 06/01/36 (c) 1,045 1,071,764
4.00%, 06/01/38 (c) 1,460 1,475,826
5.00%, 06/01/35 (c) 1,000 1,071,308
5.00%, 07/01/36 (c) 900 976,043
5.00%, 07/01/37 (c) 1,060 1,145,908
Los Angeles County, Metropolitan Transportation Authority, Sales Tax, Series B (RB)
5.00%, 07/01/46 (c) 1,000 1,075,461
Los Angeles County, Public Works Financing Authority, Series H (RB)
5.25%, 12/01/41 (c) 3,000 3,347,902
Los Angeles County. Metropolitan Transportation Authority, Sales Tax, Series A (RB)
4.00%, 06/01/39 (c) 1,000 1,005,966
5.00%, 07/01/38 (c) 1,880 2,023,792
Los Angeles County. Public Works Financing Authority, Lakma Bulding for Permanent Collection
Project, Series A (RB)
4.00%, 12/01/38 (c) 1,500 1,507,306

VANECK INTERMEDIATE MUNI ETF
SCHEDULE OF INVESTMENTS
(unaudited) (continued)

Par
(000’s) Value
California (continued)
Los Angeles Department of International Airport, Series B (RB)
4.00%, 05/15/39 (c) $ 1,900 $ 1,910,689
Los Angeles Department of Water and Power, Series A (RB)
5.00%, 07/01/40 (c) 2,000 2,080,212
Los Angeles Department of Water and Power, Series A (RB) (BAM)
5.00%, 07/01/35 (c) 500 550,401
5.00%, 07/01/36 (c) 500 546,602
5.00%, 07/01/40 (c) 325 347,063
Los Angeles Department of Water and Power, Series B (RB)
5.00%, 07/01/40 (c) 1,380 1,445,339
Los Angeles Department of Water and Power, Series C (RB)
5.00%, 07/01/34 (c) 1,125 1,184,826
5.00%, 07/01/35 1,750 1,928,307
5.00%, 07/01/36 (c) 2,000 2,187,840
5.00%, 07/01/36 (c) 1,500 1,567,575
5.00%, 07/01/40 (c) 4,000 4,269,563
5.00%, 07/01/42 (c) 4,000 4,233,220
Los Angeles Department of Water and Power, Series D (RB)
5.00%, 07/01/38 (c) 2,000 2,040,825
5.00%, 07/01/39 (c) 1,000 1,050,972
Los Angeles Department of Water and Power, Series J (RB)
5.00%, 12/01/42 (c) 1,000 1,097,732
Los Angeles Municipal Improvement Corp., Series B (RB)
4.00%, 11/01/35 (c) 2,000 2,006,740
Los Angeles Unified School District, AD Valorem Property Tax, Series C (GO)
4.00%, 07/01/37 (c) 2,000 2,027,289
4.00%, 07/01/38 (c) 1,605 1,621,200
Los Angeles Unified School District, AD Valorem Property Tax, Series RYRR (GO)
4.00%, 07/01/37 (c) 1,500 1,527,599
5.00%, 07/01/35 (c) 1,300 1,408,001
Los Angeles Unified School District, Series A (GO)
4.00%, 07/01/33 (c) 1,580 1,621,089
Los Angeles Unified School District, Series C (GO)
3.00%, 07/01/35 (c) 1,880 1,770,986
4.00%, 07/01/36 (c) 2,000 2,034,746
Los Angeles Unified School District, Series QRR (GO)
5.00%, 07/01/41 (c) 2,250 2,445,529
Los Angeles Unified School District, Series RYQ (GO)
4.00%, 07/01/37 (c) 1,000 1,013,645
Miracosta Community College District, Series A (GO)
4.00%, 08/01/42 (c) 530 519,667
Mount Diablo Unified School District, Series B (GO)
4.00%, 08/01/35 (c) 1,000 1,038,187
Mountain House Public Financing Authority, California Utility System, Series B (RB) (BAM)
4.00%, 12/01/40 (c) 500 497,761
MSR Energy Authority, California Gas, Series B (RB)
6.50%, 11/01/39 2,225 2,626,739
7.00%, 11/01/34 1,720 2,011,921
Oakland Unified School District, Series A (GO) (BAM)
4.00%, 08/01/39 (c) 1,055 1,031,842
Orange County, Local Transportation Authority Sales Tax (RB)
4.00%, 02/15/38 (c) 1,500 1,501,813
Palo Alto Unified School District (GO)
3.25%, 08/01/42 (c) 1,000 884,374
Palomar Health, Series B (GO)
4.00%, 08/01/35 (c) 1,000 947,913
Perris Union High School District, Riverside County, Series A (GO) (AG)
4.00%, 09/01/43 (c) 570 554,533

VANECK INTERMEDIATE MUNI ETF
SCHEDULE OF INVESTMENTS
(unaudited) (continued)

Par
(000’s) Value
California (continued)
Regents of the University of California, Series BV (RB)
5.00%, 05/15/38 (c) $ 2,000 $ 2,193,142
5.00%, 05/15/40 (c) 1,000 1,081,443
Regents of the University of California, Series BW (RB)
5.00%, 05/15/40 (c) 1,000 1,081,443
Regents of the University of California, Series CD (RB)
5.25%, 05/15/40 500 578,867
5.50%, 05/15/40 (c) 750 853,221
Regents of the University of California, Series CG (RB)
5.25%, 05/15/40 1,000 1,157,734
Regents of the University of California, Series CH (RB)
5.50%, 05/15/43 (c) 3,000 3,401,628
Riverside County Transportation Commission, Series A (RB)
4.00%, 06/01/41 (c) 1,425 1,400,886
Riverside County Transportation Commission, Series B (RB)
4.00%, 06/01/38 (c) 2,375 2,395,518
5.00%, 06/01/37 (c) 560 572,426
San Diego Association of Governments South Bay Expressway Toll, Series A (RB)
5.00%, 07/01/42 (c) 610 617,548
San Diego County Regional Airport Authority, Series A (RB)
5.00%, 07/01/34 (c) 535 563,509
San Diego County Regional Airport Authority, Series B (RB)
5.00%, 07/01/34 (c) 2,075 2,221,367
San Francisco City & County, Airport Commission, San Francisco International Airport, Series B (RB)
4.00%, 05/01/37 (c) 1,010 1,024,168
San Francisco City & County, Public Utilities Commission Wastewater, Series A (RB)
4.00%, 10/01/39 (c) 1,000 985,682
5.00%, 10/01/36 (c) 1,000 1,101,922
San Francisco County Transportation Authority (RB)
3.00%, 02/01/34 (c) 500 469,626
San Francisco Unified School District, Series B (GO)
4.00%, 06/15/34 (c) 2,000 2,015,404
San Jacinto County, Transportation Authority, Limited Tax (RB)
4.00%, 03/01/41 (c) 1,000 943,307
San Joaquin Hills Transportation Corridor Agency, Toll Road, Series A (RB)
4.00%, 01/15/34 (c) 1,000 1,019,482
San Joaquin Valley Clean Energy Authority, Series A (RB)
5.50%, 01/01/56 (c) (p) 1,000 1,079,230
San Jose Evergreen Community College District, Series B (GO)
3.00%, 09/01/41 (c) 825 711,509
Santa Clara County Financing Authority, Capital Facilities, Series A (RB)
5.00%, 05/01/34 (c) 750 825,692
Santa Clara County Financing Authority, Multiple Facilities Projects, Series Q (RB)
3.00%, 05/15/35 (c) 1,000 924,619
Santa Clara County, Mountain View, Los Altos Union High School, Series A (GO)
3.35%, 08/01/36 (c) 1,520 1,520,880
Santa Clara Unified School District (GO)
3.00%, 07/01/34 (c) 395 395,250
3.00%, 07/01/34 (c) 2,000 2,001,265
3.00%, 07/01/35 (c) 1,535 1,535,971
Santa Monica-Malibu Unified School District, Series C (GO)
5.00%, 08/01/39 (c) 1,000 1,073,345
5.00%, 08/01/40 (c) 1,000 1,069,379
Southeast Energy Authority, A Cooperative District Energy Supply, Series A (RB) (BAM)
5.25%, 07/01/43 (c) 500 540,432
Southern California Public Power Authority, Clean Energy II Project, Series A (RB)
5.00%, 11/01/33 (c) 4,000 4,191,386

VANECK INTERMEDIATE MUNI ETF
SCHEDULE OF INVESTMENTS
(unaudited) (continued)

Par
(000’s) Value
California (continued)
Southern California Public Power Authority, Southern Transmission System Renewal Project (RB)
5.00%, 07/01/46 (c) $ 1,000 $ 1,043,801
State of California (GO)
4.00%, 08/01/33 (c) 635 635,000
State of California, Various Purpose (GO)
3.00%, 10/01/33 (c) 2,000 1,940,844
3.12%, 04/01/35 (c) 1,575 1,532,572
4.00%, 09/01/32 (c) 1,815 1,815,559
4.00%, 10/01/33 (c) 1,795 1,863,892
4.00%, 09/01/34 (c) 1,500 1,500,281
4.00%, 10/01/34 (c) 2,000 2,064,041
4.00%, 11/01/34 (c) 2,895 2,979,088
4.00%, 11/01/35 (c) 1,285 1,315,561
4.00%, 03/01/36 (c) 9,300 9,478,031
4.00%, 03/01/37 (c) 5,020 5,098,886
4.00%, 09/01/37 (c) 2,000 2,055,465
4.00%, 11/01/38 (c) 2,000 2,018,098
4.00%, 10/01/39 (c) 2,300 2,312,371
4.00%, 09/01/43 (c) 3,000 2,958,111
5.00%, 10/01/31 (c) 1,000 1,064,096
5.00%, 04/01/32 2,500 2,768,364
5.00%, 11/01/34 (c) 1,610 1,729,338
5.00%, 03/01/35 (c) 2,285 2,430,084
5.00%, 04/01/35 (c) 3,500 3,675,083
5.00%, 09/01/35 (c) 2,250 2,475,198
5.00%, 03/01/36 (c) 1,000 1,128,766
5.00%, 04/01/36 (c) 3,000 3,145,599
5.00%, 08/01/36 (c) 3,245 3,360,906
5.00%, 08/01/36 (c) 3,000 3,353,935
5.00%, 09/01/36 (c) 2,000 2,210,755
5.00%, 09/01/36 (c) 1,500 1,667,904
5.00%, 10/01/36 (c) 2,000 2,198,554
5.00%, 12/01/36 (c) 2,000 2,139,119
5.00%, 08/01/37 (c) 4,000 4,441,620
5.00%, 08/01/39 (c) 1,250 1,364,176
5.00%, 10/01/39 (c) 2,615 2,821,672
5.00%, 08/01/42 (c) 1,000 1,092,444
5.00%, 10/01/42 (c) 1,500 1,606,975
State of California, Various Purpose (GO) (AG)
5.25%, 08/01/32 5,750 6,379,314
University of California, Series BE (RB)
5.00%, 05/15/36 (c) 1,500 1,595,575
University of California, Series BM (RB)
5.00%, 05/15/35 (c) 1,000 1,107,090
University of California, Series BN (RB)
5.00%, 05/15/35 (c) 2,000 2,214,179
5.00%, 05/15/36 (c) 1,000 1,100,784
5.00%, 05/15/37 (c) 1,000 1,092,409
5.00%, 05/15/41 (c) 1,000 1,067,188
University of California, Series BQ (RB)
5.00%, 05/15/35 (c) 1,000 1,107,090
University of California, Series EE (RB)
5.00%, 05/15/43 (c) 500 521,389
University of California, Series M (RB)
5.00%, 05/15/42 (c) 1,950 1,971,276
University of California, Series O (RB)
5.00%, 05/15/36 (c) 1,170 1,205,199

VANECK INTERMEDIATE MUNI ETF
SCHEDULE OF INVESTMENTS
(unaudited) (continued)

Par
(000’s) Value
California (continued)
University of California, Series Q (RB)
4.00%, 05/15/39 (c) $ 2,500 $ 2,510,967
Yosemite Community College District, Series D (GO) (SBG)
0.00%, 08/01/42 ^ 1,000 907,070
357,278,847
Colorado : 2.5%
Adams & Arapahoe Counties Joint School District 28J Aurora (GO) (SAW)
5.50%, 12/01/34 2,200 2,558,850
5.50%, 12/01/35 2,000 2,343,517
5.50%, 12/01/36 (c) 2,350 2,745,131
Board of Governors of Colorado State University System, Series C (RB)
5.00%, 03/01/36 (c) 1,200 1,335,138
Cherry Creek, Colarado School District No. 5, Arapahoe County (GO) (SAW)
5.25%, 12/15/41 (c) 1,000 1,102,736
City and County of Denver, Series A-2 (RB)
0.00%, 08/01/36 (c) ^ 1,200 794,023
Colorado Health Facilities Authority, Advenhealth , Series A (RB)
4.00%, 11/15/38 (c) 2,000 1,949,854
5.00%, 11/15/36 (c) 2,000 2,201,362
Colorado Health Facilities Authority, Advenhealth , Series A-2 (RB)
5.00%, 11/15/57 (c) (p) 1,465 1,599,334
Colorado Health Facilities Authority, Advenhealth , Series A-2 (RB) (SBG)
4.00%, 11/15/43 (c) 685 641,851
Colorado Health Facilities Authority, Commonspirit Health, Series A (RB)
5.00%, 12/01/34 2,000 2,167,175
5.00%, 12/01/39 (c) 1,000 1,049,279
Colorado Health Facilities Authority, Commonspirit Health, Series A-1 (RB)
4.00%, 08/01/38 (c) 2,350 2,272,112
Colorado Health Facilities Authority, Sanford, Series A (RB)
4.00%, 11/01/39 (c) 2,000 1,892,399
Denver City and County School District No. 1 (GO) (SAW)
3.00%, 12/01/36 (c) 1,430 1,299,503
5.00%, 12/01/39 (c) 1,000 1,052,899
Denver City and County School, Board of Water Commissioners, Series A (RB)
3.00%, 12/15/37 (c) 1,000 889,432
Park Creek Metropolitan District (RB) (AG)
5.00%, 12/01/40 (c) 1,500 1,573,826
5.00%, 12/01/41 (c) 1,400 1,468,577
5.00%, 12/01/42 (c) 2,000 2,090,584
Pueblo City, Schools District No. 60 (GO) (SAW)
3.00%, 12/15/37 (c) 500 443,439
5.00%, 12/15/34 (c) 1,010 1,063,865
5.00%, 12/15/38 (c) 1,625 1,688,083
Regents of the University of Colorado, Series A (RB)
5.00%, 06/01/36 (c) 2,000 2,246,536
Regional Transportation District, Denver Transit Partners Eagle P3 Project, Series A (RB)
4.00%, 07/15/39 1,500 1,416,200
Regional Transportation District, Fastracks Project, Series A (RB)
5.00%, 11/01/36 (c) 1,820 1,827,876
Regional Transportation District, Fastracks Project, Series B (RB)
2.00%, 11/01/41 (c) 850 610,987
5.00%, 11/01/33 (c) 530 543,225
5.00%, 11/01/34 (c) 1,995 2,042,809
School District No. 1, County of Denver, State of Colorado, Series A (GO) (SAW)
5.25%, 12/01/40 (c) 1,000 1,105,804
Southern Ute Indian Tribe of the Southern Ute Reservation of Colorado (GO)
5.00%, 04/01/35 2,000 2,120,373

VANECK INTERMEDIATE MUNI ETF
SCHEDULE OF INVESTMENTS
(unaudited) (continued)

Par
(000’s) Value
Colorado (continued)
State of Colorado, Series A (CP)
4.00%, 12/15/36 (c) $ 1,315 $ 1,317,076
4.00%, 12/15/40 (c) 250 242,195
5.00%, 12/15/34 (c) 1,000 1,077,571
University of Colorado, Series A-2 (RB)
3.00%, 06/01/33 (c) 470 470,109
3.00%, 06/01/33 (c) 330 315,132
Weld County School District No. 6 (GO) (SAW)
5.00%, 12/01/36 (c) 2,165 2,276,340
53,835,202
Connecticut : 2.7%
Aquarion Water Authority, Water System, Series D (RB) (BAM)
5.25%, 08/01/42 (c) 1,000 1,091,103
City of Hartford, Connecticut, State Contract Assistance (RB)
5.00%, 07/15/33 1,000 1,113,897
City of New Haven (GO) (AG)
5.00%, 08/01/33 2,000 2,198,450
Connecticut Housing Finance Authority Housing Mortgage Finance Program, Series A (RB)
4.40%, 11/15/38 (c) 1,530 1,525,476
4.70%, 11/15/43 (c) 500 503,877
Connecticut Housing Finance Authority Housing Mortgage Finance Program, Series A-1 (RB) (SAW)
1.70%, 05/15/34 (c) 1,290 1,047,950
Connecticut Housing Finance Authority Housing Mortgage Finance Program, Series D-1 (RB)
3.20%, 11/15/32 (c) 260 247,168
Connecticut State Health and Educational Facilities Authority, Nuvance Health Issue, Series A (RB)
5.00%, 07/01/32 (c) 1,700 1,747,637
Connecticut State Health and Educational Facilities Authority, Yale University, Series B-2 (RB)
5.00%, 07/01/64 (p) 7,500 8,247,100
Connecticut State Health and Educational Facilities Authority, Yale University, Series V (RB)
5.00%, 07/01/36 2,000 2,265,492
State of Connecticut, Health and Educational Facilities Authority, Series U (RB)
5.00%, 07/01/33 2,000 2,229,617
State of Connecticut, Series A (GO)
3.00%, 01/15/34 (c) 1,000 951,402
3.00%, 01/15/35 (c) 2,500 2,342,616
3.00%, 01/15/36 (c) 1,000 922,513
4.00%, 04/15/36 (c) 250 251,102
4.00%, 01/15/37 (c) 2,000 2,014,150
5.00%, 03/15/35 500 561,533
5.00%, 03/15/36 (c) 1,000 1,115,414
5.00%, 01/15/37 (c) 1,000 1,095,884
5.00%, 03/15/41 (c) 1,110 1,197,439
State of Connecticut, Series B (GO)
3.00%, 01/15/40 (c) 2,220 1,887,671
5.00%, 12/01/34 3,750 4,205,491
5.00%, 01/15/37 (c) 1,505 1,649,306
State of Connecticut, Series C (GO)
4.00%, 06/01/34 (c) 1,950 1,986,708
State of Connecticut, Series E (GO)
5.00%, 11/15/32 1,000 1,104,862
State of Connecticut, Special Tax, Series A (RB)
5.00%, 09/01/32 (c) 475 475,854
5.00%, 05/01/35 (c) 1,500 1,609,359
5.00%, 07/01/40 (c) 2,500 2,727,263
5.00%, 07/01/41 (c) 3,450 3,742,592
5.00%, 07/01/45 (c) 1,000 1,066,584
State of Connecticut, Special Tax, Series A-2 (RB)
5.00%, 07/01/42 (c) 1,000 1,074,632

VANECK INTERMEDIATE MUNI ETF
SCHEDULE OF INVESTMENTS
(unaudited) (continued)

Par
(000’s) Value
Connecticut (continued)
State of Connecticut, Special Tax, Transportation Infrastructure Purposes, Series A (RB)
5.00%, 05/01/33 (c) $ 1,025 $ 1,107,559
5.00%, 07/01/42 (c) 2,000 2,163,969
57,471,670
Delaware : 0.2%
Delaware Health Facilities Authority, Bayhealth Medical Center Project, Series A (RB)
4.00%, 07/01/40 (c) 1,000 947,758
State of Delaware (GO)
2.00%, 02/01/35 (c) 1,000 832,764
State of Delaware, Series A (GO)
2.00%, 01/01/36 (c) 650 531,226
4.00%, 05/01/41 (c) 1,000 994,821
4.00%, 05/01/42 (c) 500 492,671
5.00%, 05/01/36 (c) 1,000 1,103,067
4,902,307
District of Columbia : 1.7%
District of Columbia, Federal Highway Grant Anticipation (RB) (SAW)
5.00%, 12/01/34 (c) 2,250 2,366,027
District of Columbia, Georgetown University, Series A (RB)
5.00%, 04/01/60 (c) (p) 1,000 1,077,900
District of Columbia, Income Tax, Series A (RB)
4.00%, 03/01/40 (c) 2,000 1,923,981
5.00%, 06/01/33 2,000 2,222,632
5.00%, 06/01/35 1,500 1,682,553
5.00%, 06/01/36 (c) 4,000 4,446,236
5.00%, 07/01/36 (c) 2,000 2,164,437
5.00%, 06/01/40 (c) 1,000 1,082,665
District of Columbia, Series A (GO)
5.00%, 06/01/35 (c) 750 771,696
5.00%, 01/01/37 (c) 1,000 1,080,618
District of Columbia, Series A (RB)
3.00%, 03/01/41 (c) 2,000 1,672,156
5.00%, 03/01/36 (c) 1,000 1,047,063
District of Columbia, Series C (RB)
5.00%, 05/01/36 (c) 1,000 1,054,566
District of Columbia, Water And Sewer Authority Public Utility, Series A (RB)
5.00%, 10/01/37 (c) 2,000 2,198,367
5.00%, 10/01/40 (c) 1,000 1,075,751
Washington Metropolitan Area Transit Authority, Series A (RB)
3.00%, 07/15/43 (c) 750 602,891
4.00%, 07/15/34 (c) 4,000 4,063,972
5.00%, 07/15/37 (c) 1,400 1,468,066
5.00%, 07/15/37 (c) 2,000 2,119,729
Washington Metropolitan Area Transit Authority, Series A-2 (RB)
5.00%, 07/01/33 (c) 550 558,513
5.00%, 07/01/34 (c) 810 821,933
Washington Metropolitan Area Transit Authority, Series B (RB)
5.00%, 07/01/37 (c) 1,140 1,154,123
36,655,875
Florida : 2.4%
Broward County, Florida Tourist Development, Convention Center Expansion Project (RB)
4.00%, 09/01/36 (c) 2,000 2,020,158
Central Florida Expressway Authority (RB) (BAM)
3.00%, 07/01/34 (c) 520 486,997
4.00%, 07/01/41 (c) 845 793,693
Central Florida Expressway Authority, Series B (RB)
4.00%, 07/01/39 (c) 2,000 2,001,250

VANECK INTERMEDIATE MUNI ETF
SCHEDULE OF INVESTMENTS
(unaudited) (continued)

Par
(000’s) Value
Florida (continued)
City of Gainesville, Utilities System, Series A (RB)
5.00%, 10/01/34 (c) $ 1,045 $ 1,064,869
City of Jacksonville, Series A (RB)
5.00%, 10/01/32 (c) 1,095 1,156,859
City of Orlando, Senior Tourist Development Tax, Series A (RB) (AG)
5.00%, 11/01/37 (c) 560 568,215
City of Tampa Florida, H. Lee Moffitt Cancer Center Project, Series B (RB)
4.00%, 07/01/38 (c) 1,000 956,143
County of Miami-Dade (RB)
0.00%, 10/01/32 (c) ^ 400 309,100
5.00%, 10/01/34 (c) 2,005 2,010,495
County of Miami-Dade, Building Better Communities Program, Series A (GO)
5.00%, 07/01/34 (c) 555 558,332
County of Miami-Dade, Building Better Communities Program, Series A (GO) (SAW)
4.00%, 07/01/36 (c) 1,600 1,614,527
County of Miami-Dade, Expressway Authority Toll System, Series A (RB)
5.00%, 07/01/39 (c) 2,000 2,003,426
County of Miami-Dade, Florida Aviation, Series A (RB)
4.00%, 10/01/39 (c) 1,500 1,446,024
County of Miami-Dade, Florida Transit System (RB)
4.00%, 07/01/34 (c) 865 865,180
County of Miami-Dade, Water and Sewer System (RB)
5.00%, 10/01/32 (c) 3,500 3,781,920
County of Miami-Dade, Water and Sewer System, Series B (RB)
3.00%, 10/01/34 (c) 370 346,196
Florida Development Finance Corp., Lakeland Regional Health Systems (RB)
4.00%, 11/15/35 (c) 2,000 1,988,311
Florida Development Finance Corp., Tampa General Hospital Project, Series A (RB)
5.00%, 08/01/41 (c) 1,000 1,063,749
Florida Housing Finance Corp., Homeowner Mortgage (RB)
2.10%, 07/01/35 (c) 945 797,748
4.62%, 07/01/46 (c) 2,000 1,962,671
JEA Electric System, Series A (RB)
5.00%, 10/01/39 (c) 750 817,968
JEA Electric System, Series A (RB) (AG)
5.00%, 10/01/33 1,000 1,113,777
JEA Electric System, Series B (RB)
5.00%, 10/01/32 (c) 885 903,485
Lee County, Industrial Development Authority, Health System, Inc., Series A-1 (RB)
5.00%, 04/01/34 (c) 605 627,834
Leon County, City of Tallahassee, Blueprint Intergovernmental Agency (RB)
5.00%, 10/01/38 (c) 1,000 1,062,118
Miami Beach Redevelopment Agency (TA) (AG)
5.00%, 02/01/35 500 551,498
Miami-Dade County, Building Better Communities Program, Series D (GO)
5.00%, 07/01/41 (c) 2,000 2,001,391
Miami-Dade County, Florida Water and Sewer System, Series B (RB)
5.00%, 10/01/40 (c) 500 533,153
Miami-Dade County, Florida, Aviation, Series B (RB)
5.00%, 10/01/41 (c) 1,000 1,079,860
Miami-Dade County, Florida, Series A (GO) (SAW)
4.00%, 07/01/40 (c) 2,000 1,943,842
Mid-Bay Bridge Authority (RB) (AG)
5.00%, 10/01/34 1,000 1,096,472
5.00%, 10/01/35 1,250 1,373,788
Orange County, Health Facilities Authority, Series A (RB)
5.00%, 10/01/36 (c) 1,325 1,329,420
5.00%, 10/01/39 (c) 1,000 1,003,335

VANECK INTERMEDIATE MUNI ETF
SCHEDULE OF INVESTMENTS
(unaudited) (continued)

Par
(000’s) Value
Florida (continued)
5.00%, 10/01/40 (c) $ 1,000 $ 1,048,915
Orlando Utilities Commission, Series B (RB)
5.00%, 10/01/39 (c) 750 814,611
South Miami Health Facilities Authority, Baptist Health (RB)
5.00%, 08/15/32 (c) 800 813,696
State of Florida, Board of Governors, University Athletics Association, Series A (RB) (BAM)
5.00%, 10/01/40 (c) 2,000 2,134,212
State of Florida, Department of Transportation Financing Corp. (RB)
3.00%, 07/01/31 (c) 1,000 972,750
3.00%, 07/01/35 (c) 1,000 917,225
49,935,213
Georgia : 2.0%
City of Atlanta, Airport Passenger Facility Charge, Series C (RB)
5.00%, 07/01/35 (c) 800 837,208
5.00%, 07/01/38 (c) 2,275 2,361,599
City of Atlanta, Water and Wastewater (RB) (BAM)
5.00%, 11/01/34 1,000 1,125,577
Columbia County, School District (GO) (SAW)
5.00%, 10/01/41 (c) 2,420 2,630,366
County of Fulton (GO)
4.00%, 07/01/40 (c) 1,500 1,441,121
County of Fulton, Georgia Water and Sewerage, Series A (RB)
2.25%, 01/01/43 (c) 500 364,331
3.00%, 01/01/37 (c) 3,000 2,731,462
Dekalb County, Water and Sewerage, Series B (RB) (AG)
5.00%, 10/01/35 (c) 1,530 1,533,946
Gainesville and Hall County Hospital Authority, Northeast Georgia Health System, Series A (RB)
4.00%, 02/15/42 (c) 1,000 924,211
Georgia Housing and Finance Authority, Single Family Mortgage, Series A (RB)
4.10%, 12/01/39 (c) 1,000 956,311
4.15%, 12/01/40 (c) 1,000 960,869
Georgia Housing and Finance Authority, Single Family Mortgage, Series B-1 (RB)
2.90%, 12/01/31 (c) 925 898,435
3.35%, 12/01/41 (c) 215 186,672
Georgia Housing and Finance Authority, Single Family Mortgage, Series E (RB)
4.85%, 12/01/40 (c) 1,000 1,015,022
Main Street Natural Gas, Inc., Gas Supply, Series A (RB)
5.00%, 05/15/35 2,000 2,109,078
Main Street Natural Gas, Inc., Gas Supply, Series B (RB)
5.00%, 12/01/55 (c) (p) 1,000 1,039,802
Main Street Natural Gas, Inc., Gas Supply, Series E (RB)
5.00%, 12/01/53 (c) (p) 2,000 2,106,586
5.00%, 05/01/55 (c) (p) 1,500 1,564,164
Private Colleges and Universities Authority, Emory University, Series A (RB)
5.00%, 09/01/32 1,000 1,104,328
5.00%, 09/01/33 2,000 2,230,187
Private Colleges and Universities Authority, Emory University, Series B (RB)
4.00%, 09/01/36 (c) 2,175 2,198,659
4.00%, 10/01/38 (c) 2,000 1,894,820
4.00%, 09/01/40 (c) 2,000 1,939,192
5.00%, 09/01/33 1,000 1,115,094
State of Georgia, Road and Tollway Authority (RB)
5.00%, 06/01/32 (c) 2,000 2,138,129
State of Georgia, Road and Tollway Authority, Series A (RB)
4.00%, 07/15/35 (c) 3,255 3,326,333
State of Georgia, Series A (GO)
5.00%, 02/01/33 (c) 1,200 1,211,566
41,945,068

VANECK INTERMEDIATE MUNI ETF
SCHEDULE OF INVESTMENTS
(unaudited) (continued)

Par
(000’s) Value
Guam : 0.1%
Territory of Guam, Series G (RB)
5.00%, 01/01/36 (c) $ 1,000 $ 1,062,759
Underline
Hawaii : 0.4%
City and County of Honolulu, Hawaii Wastewater System, Series A (RB)
4.00%, 07/01/33 (c) 1,480 1,480,223
City and County of Honolulu, Hawaii Wastewater System, Series B (RB)
5.00%, 07/01/36 (c) 875 911,741
City and County of Honolulu, Hawaii, Series D (GO)
5.00%, 09/01/32 (c) 1,015 1,037,877
City and County of Honolulu, Series C (GO)
4.00%, 08/01/43 (c) 750 721,791
State of Hawaii (RB)
5.00%, 01/01/36 (c) 1,000 1,069,006
State of Hawaii, Department of Transportation Airports Division, Series D (RB) (BAM)
5.00%, 07/01/34 (c) 2,000 2,125,899
State of Hawaii, Series FK (GO)
3.25%, 05/01/33 (c) 1,000 968,475
5.00%, 05/01/34 (c) 690 699,463
9,014,475
Idaho : 0.1%
Idaho Health Facilities Authority, St. Luke's Health System Project, Series C (RB)
5.00%, 03/01/60 (c) (p) 1,000 1,083,792
Underline
Illinois : 3.8%
City of Chicago, Chicago O'Hare International Airport (RB) (BAM)
5.25%, 01/01/41 (c) 1,205 1,271,019
City of Chicago, Chicago O'Hare International Airport, Series A (RB)
5.00%, 01/01/35 (c) 1,000 1,048,940
City Of Chicago, Chicago O'Hare International Airport, Series B (RB)
5.00%, 01/01/42 (c) 1,000 1,058,479
City of Chicago, Second Lien Wastewater Transmission, Series B (RB) (BAM)
5.00%, 01/01/33 1,000 1,094,145
City of Chicago, Series A (GO)
5.25%, 01/01/38 (c) 2,000 2,026,650
5.50%, 01/01/43 (c) 750 755,243
City of Chicago, Series C (GO)
5.00%, 01/01/38 (c) 630 610,548
City of Chicago, Wastewater Transmission, Series A (RB) (BAM)
5.00%, 01/01/40 (c) 1,000 1,058,447
5.00%, 01/01/41 (c) 1,000 1,051,804
City of Chicago, Wastewater Transmission, Series B (RB)
5.00%, 01/01/36 (c) 750 754,176
City of Chicago, Wastewater Transmission, Series B (RB) (AG)
5.00%, 01/01/37 (c) 1,000 1,069,469
City of Chicago, Wastewater Transmission, Series B (RB) (BAM)
5.00%, 01/01/34 250 275,669
Illinois Finance Authority Rush Univeristy , Seres A (RB)
5.00%, 11/15/35 1,000 1,100,741
Illinois Finance Authority, Carle Foundation, Series A (RB)
5.00%, 08/15/35 (c) 1,000 1,055,855
Illinois Finance Authority, Clean Water Initiative (RB)
4.00%, 07/01/35 (c) 1,600 1,616,299
4.00%, 07/01/37 (c) 1,000 994,693
5.00%, 07/01/36 (c) 2,560 2,666,771
Illinois Finance Authority, Clean Water Initiative (RB) (AG)
5.00%, 07/01/34 (c) 1,400 1,466,639
Illinois Finance Authority, Memorial Health System (RB)
5.00%, 04/01/34 (c) 1,435 1,479,207

VANECK INTERMEDIATE MUNI ETF
SCHEDULE OF INVESTMENTS
(unaudited) (continued)

Par
(000’s) Value
Illinois (continued)
Illinois Finance Authority, NorthShore University HealthSystem , Series A (RB)
5.00%, 08/15/32 (c) $ 1,365 $ 1,448,770
5.00%, 08/15/33 (c) 1,000 1,058,745
5.00%, 08/15/34 (c) 1,295 1,366,364
Illinois Finance Authority, University of Chicago, Series A (RB)
5.00%, 10/01/33 1,000 1,101,005
5.00%, 04/01/34 1,605 1,772,250
Illinois Finance Authority, University of Chicago, Series B (RB)
5.00%, 04/01/36 (c) 1,500 1,636,509
Illinois Housing Development Authority, Series B (RB)
3.45%, 10/01/33 (c) 420 407,208
Illinois State Finance Authority, Ann & Robert H. Lurie Children's Hospital (RB)
4.00%, 08/15/37 (c) 1,000 964,026
Illinois State Toll Highway Authority, Series A (RB)
5.00%, 01/01/37 (c) 2,000 2,196,857
5.00%, 01/01/40 (c) 2,000 2,006,452
5.00%, 01/01/42 (c) 1,000 1,072,905
Illinois State Toll Highway Authority, Series B (RB)
5.00%, 01/01/37 (c) 1,500 1,501,633
5.00%, 01/01/40 (c) 1,000 1,000,851
Illinois State, Series C (GO)
4.00%, 10/01/40 (c) 1,000 936,329
Metropolitan Pier And Exposition Authority Mccormick Place Expansion Project, Series A (RB)
0.00%, 06/15/41 (c) ^ 4,900 2,433,553
Metropolitan Pier and Exposition Authority, Illinois, Mccormick Place Expansion Project, Series B (RB)
5.00%, 06/15/42 (c) 1,315 1,340,200
Metropolitan Pier and Exposition Authority, McCormick Place Expansion Project, Series A (RB)
0.00%, 06/15/37 (c) ^ 1,500 942,958
Metropolitan Water Reclamation District of Greater Chicago, Series B (GO) (NATL)
5.25%, 12/01/35 500 573,343
Northern Illinois Municipal Power Agency, Series A (RB)
4.00%, 12/01/36 (c) 1,500 1,437,506
Sales Tax Securitization Corporation, Series A (RB)
5.00%, 01/01/40 (c) 1,000 1,061,812
5.00%, 01/01/41 (c) 1,000 1,057,356
5.00%, 01/01/42 (c) 1,000 1,053,032
5.00%, 01/01/42 (c) 1,000 1,048,298
State of Illinois (GO)
5.00%, 02/01/39 (c) 2,385 2,527,749
5.50%, 05/01/39 (c) 2,000 2,101,734
State of Illinois, Sales Tax, Series A (RB) (BAM)
3.00%, 06/15/32 (c) 3,000 2,833,548
State of Illinois, Series A (GO)
4.00%, 03/01/40 (c) 2,460 2,322,164
5.00%, 10/01/33 (c) 2,500 2,575,743
5.00%, 03/01/34 (c) 1,000 1,057,885
5.00%, 05/01/35 (c) 2,250 2,299,997
5.00%, 12/01/35 (c) 1,000 1,015,791
5.00%, 05/01/41 (c) 630 637,861
State of Illinois, Series B (GO)
4.00%, 10/01/34 (c) 2,000 1,993,362
5.00%, 05/01/36 (c) 1,000 1,060,461
5.00%, 05/01/38 (c) 1,145 1,219,382
State of Illinois, Series B (GO) (BAM)
4.25%, 05/01/46 (c) 1,500 1,395,604
State of Illinois, Series C (GO)
5.00%, 09/01/34 500 546,475

VANECK INTERMEDIATE MUNI ETF
SCHEDULE OF INVESTMENTS
(unaudited) (continued)

Par
(000’s) Value
Illinois (continued)
State of Illinois, Series D (GO)
5.00%, 07/01/36 (c) $ 1,000 $ 1,061,156
5.00%, 09/01/38 (c) 2,000 2,130,105
5.00%, 09/01/40 (c) 1,000 1,051,506
State of Illinois, Series D (RB)
3.00%, 06/15/32 (c) 680 642,271
Will County Community, High School District No. 210, Series B (GO)
0.00%, 01/01/33 ^ 540 414,325
80,759,875
Indiana : 1.3%
Avon, Indiana Community School Building Corp., Ad Valorem Property Tax First Mortgage (RB)
5.25%, 07/15/39 (c) 1,000 1,074,772
Indiana Finance Authority, Ascension Senior Credit Group, Series A-1 (RB)
5.00%, 11/15/42 (c) 2,000 2,104,837
5.00%, 11/15/43 (c) 1,000 1,048,024
Indiana Finance Authority, First Lien Wastewater Utility (RB)
4.00%, 10/01/35 (c) 2,500 2,531,614
Indiana Finance Authority, Indiana University Health Inc., Series B (RB)
5.00%, 10/01/55 (c) (p) 1,000 1,080,554
Indiana Finance Authority, Indiana University Health Inc., Series D (RB)
5.00%, 10/01/57 (c) (p) 2,000 2,191,693
Indiana Finance Authority, Indiana University Health Inc., Series D-3 (RB)
5.00%, 10/01/59 (c) (p) 2,000 2,175,563
Indiana Finance Authority, Stadium Project, Series A (RB)
5.00%, 02/01/33 5,000 5,444,210
Indiana Municipal Power Agency, Power Supply System, Series A (RB)
5.00%, 01/01/42 (c) 1,000 1,068,620
Indiana State Finance Authority, Series C (RB)
5.00%, 02/01/35 500 560,440
5.00%, 02/01/36 (c) 1,000 1,118,139
5.00%, 02/01/37 (c) 1,500 1,660,681
5.00%, 02/01/40 (c) 500 542,343
Indianapolis Local Public Improvement Bond Bank, Indiana Convention Center Hotel, Series E (RB)
5.50%, 03/01/38 (c) 1,000 1,054,430
IPS Multi-School Building Corp. (RB)
5.00%, 07/15/41 (c) 1,000 1,046,320
Westfield Washington Multi-School Building Corporation, Hamilton County, Indiana, Series A (RB)
(BAM)
5.00%, 07/15/35 (c) 750 823,463
5.25%, 07/15/41 (c) 2,115 2,278,016
27,803,719
Iowa : 0.4%
Iowa Finance Authority (RB)
5.00%, 08/01/43 (c) 2,000 2,143,638
Iowa Finance Authority, Series A (RB)
5.00%, 08/01/36 (c) 1,000 1,095,050
5.00%, 08/01/37 (c) 1,000 1,068,166
5.00%, 08/01/37 (c) 1,000 1,087,788
Iowa Finance Authority, Single Family Mortgage, Series C (RB)
4.85%, 07/01/43 (c) 500 506,579
PEFA, Inc., Gas Project, Series A (RB)
5.00%, 04/01/35 (c) 3,000 3,147,890
9,049,111
Kansas : 0.1%
County of Johnson, Internal Improvement, Series A (GO)
4.00%, 09/01/34 (c) 750 752,737

VANECK INTERMEDIATE MUNI ETF
SCHEDULE OF INVESTMENTS
(unaudited) (continued)

Par
(000’s) Value
Kansas (continued)
State of Kansas, Department of Transportation, Series A (RB)
5.00%, 09/01/32 (c) $ 1,165 $ 1,187,848
1,940,585
Kentucky : 1.0%
Kentucky Economic Development Finance Authority, Owensboro Health System, Inc., Series A (RB)
5.00%, 06/01/41 (c) 990 978,341
Kentucky Municipal Power Agency, Prairie State Project, Series B (RB) (AG)
4.00%, 09/01/42 (c) 915 865,216
5.00%, 09/01/41 (c) 1,500 1,592,205
Kentucky Public Energy Authority, Gas Supply, Series A-1 (RB)
5.25%, 04/01/54 (c) (p) 3,000 3,168,337
Kentucky Public Energy Authority, Gas Supply, Series B (RB)
5.00%, 01/01/55 (c) (p) 6,000 6,251,530
Kentucky Public Energy Authority, Gas Supply, Series C (RB)
5.00%, 05/01/36 (c) 2,500 2,590,953
Kentucky State Property and Building Commission, Project No. 119 (RB) (BAM)
5.00%, 05/01/34 (c) 3,285 3,381,713
Louisville and Jefferson County, Metro Government, Norton Healthcare, Inc., Series A (RB)
4.00%, 10/01/36 (c) 1,000 1,001,992
University of Kentucky, Series A (RB)
3.00%, 10/01/35 (c) 770 695,526
20,525,813
Louisiana : 1.1%
City of Shreveport, State of Louisiana Water And Sewer (RB) (AG)
5.00%, 12/01/39 (c) 1,540 1,643,090
5.00%, 12/01/40 (c) 1,000 1,061,517
Jefferson Sales Tax District, Parish of Jefferson, Series B (RB) (AG)
4.00%, 12/01/35 (c) 500 503,995
4.00%, 12/01/37 (c) 1,300 1,297,643
5.00%, 12/01/33 (c) 615 644,651
Louisiana Local Government Environmental Facilities and Community Development Authority, Series
B (RB)
2.50%, 04/01/36 (c) 1,455 1,231,233
Louisiana Local Government Environmental Facilities and Community Development Authority,
Westlake Chemical Corp. Project (RB)
3.50%, 11/01/32 (c) 3,040 2,942,468
Louisville Public Facilities Authority, Tulane University, Series A (RB)
5.00%, 10/15/36 (c) 1,000 1,074,490
State of Louisiana, Gasoline & Fuels Tax, Series A (RB)
5.00%, 05/01/33 1,000 1,105,971
State of Louisiana, Gasoline & Fuels Tax, Series B (RB)
5.00%, 05/01/35 1,000 1,122,913
State of Louisiana, Series A (GO)
4.00%, 04/01/43 (c) 1,500 1,479,742
5.00%, 03/01/33 (c) 930 984,970
5.00%, 04/01/35 (c) 1,000 1,102,275
5.00%, 04/01/36 (c) 1,000 1,094,943
5.00%, 03/01/38 (c) 1,000 1,059,562
State of Louisiana, Series A (GO) (BAM)
5.00%, 03/01/34 (c) 910 960,729
State of Louisiana, Series B (GO)
5.00%, 06/01/36 (c) 4,000 4,467,703
23,777,895
Maryland : 1.7%
County of Baltimore, Public Improvement (GO)
4.00%, 03/01/34 (c) 890 907,725
4.00%, 03/01/36 (c) 2,420 2,439,044

VANECK INTERMEDIATE MUNI ETF
SCHEDULE OF INVESTMENTS
(unaudited) (continued)

Par
(000’s) Value
Maryland (continued)
County of Baltimore, Public Improvement (GO) (AG)
4.00%, 03/01/34 (c) $ 1,925 $ 1,953,073
County of Montgomery, Series A (GO)
3.00%, 08/01/32 (c) 750 727,000
Maryland Community Development Administration, Series A (RB) (AG)
1.95%, 09/01/41 (c) 310 217,053
Maryland Department of Housing and Community Development, Series B (RB)
4.70%, 09/01/46 (c) 1,000 996,830
Maryland Health and Higher Educational Facilities Authority, Mercy Medical Center, Series A (RB)
4.00%, 07/01/42 (c) 400 369,905
Maryland Health and Higher Educational Facilities Authority, Meritus Health (RB) (AG)
4.25%, 07/01/40 (c) 1,000 992,758
Maryland Stadium Authority (RB)
5.00%, 06/01/40 (c) 1,000 1,074,642
Montgomery County, Maryland, Series A (GO)
2.00%, 08/01/34 (c) 1,000 845,511
2.00%, 08/01/40 (c) 1,010 724,936
Prince George's County, Public Improvement, Series A (GO)
5.00%, 08/01/34 (c) 1,500 1,665,187
5.00%, 08/01/35 (c) 2,500 2,760,678
5.00%, 07/15/36 (c) 2,500 2,574,141
State of Maryland, Department of Transportation (RB) (SAW)
2.12%, 10/01/31 (c) 2,340 2,155,689
State of Maryland, Series A (GO)
5.00%, 06/01/40 (c) 5,000 5,444,522
State of Maryland, State and Local Facilities Loan (GO)
4.00%, 08/01/32 (c) 530 538,259
5.00%, 03/15/32 (c) 3,000 3,149,514
State of Maryland, State and Local Facilities Loan, Series A (GO)
3.00%, 08/01/31 (c) 1,000 980,589
Washington Suburban Sanitary Commission (RB)
2.00%, 12/01/41 (c) 4,025 2,807,828
Washington Suburban Sanitary District, Maryland Consolidated Public Improvement (GO)
5.00%, 06/01/34 (c) 1,650 1,651,411
34,976,295
Massachusetts : 3.1%
City of Boston, Series A (GO)
5.00%, 11/01/39 (c) 2,000 2,153,252
Commonwealth of Massachusetts (GO)
5.00%, 08/01/41 (c) 1,000 1,076,095
Commonwealth of Massachusetts (RB) (BAM)
5.50%, 01/01/34 4,420 4,964,244
Commonwealth of Massachusetts, Series A (GO)
5.00%, 03/01/36 (c) 1,000 1,107,742
5.00%, 01/01/40 (c) 1,500 1,617,508
5.00%, 04/01/40 (c) 1,000 1,088,302
5.00%, 04/01/41 (c) 1,000 1,081,396
5.00%, 04/01/42 (c) 275 276,998
5.00%, 04/01/42 (c) 1,000 1,077,240
Commonwealth of Massachusetts, Series B (GO)
2.00%, 03/01/34 (c) 1,000 862,131
5.00%, 05/01/40 (c) 1,500 1,619,814
Commonwealth of Massachusetts, Series D (GO)
4.00%, 05/01/35 (c) 1,165 1,172,857
4.00%, 11/01/37 (c) 2,000 2,011,957
5.00%, 07/01/36 (c) 365 386,758
Commonwealth of Massachusetts, Series D (GO) (SBG)
5.00%, 07/01/38 (c) 2,000 2,104,255

VANECK INTERMEDIATE MUNI ETF
SCHEDULE OF INVESTMENTS
(unaudited) (continued)

Par
(000’s) Value
Massachusetts (continued)
Commonwealth of Massachusetts, Series D (RB) (NATL)
5.50%, 01/01/34 $ 1,000 $ 1,123,934
Commonwealth of Massachusetts, Series E (GO)
3.00%, 11/01/33 (c) 1,275 1,218,764
4.00%, 04/01/38 (c) 1,000 982,997
4.00%, 09/01/39 (c) 3,000 2,902,876
5.00%, 11/01/32 (c) 1,000 1,077,285
5.00%, 09/01/37 (c) 1,010 1,040,517
Commonwealth of Massachusetts, Series H (GO)
5.00%, 12/01/42 (c) 2,000 2,149,442
Commonwealth of Massachusetts, Series I (GO)
5.00%, 12/01/33 (c) 500 502,838
Commonwealth of Massachusetts, Transportation Fund, Series A (RB)
5.00%, 06/01/37 (c) 800 855,648
Maryland Health and Higher Educational Facilities Authority, Meritus Health (RB)
5.00%, 07/01/41 (c) 1,000 1,084,170
Massachusetts Bay Transportation Authority Sales Tax, Series A-1 (RB)
5.00%, 07/01/40 (c) 1,000 1,074,223
Massachusetts Bay Transportation Authority Sales Tax, Series B (RB)
5.00%, 07/01/42 (c) 1,000 1,079,904
Massachusetts Bay Transportation Authority, Series A (RB)
5.00%, 07/01/40 (c) 1,000 1,081,335
Massachusetts Clean Water Trust, Series B (RB)
5.00%, 02/01/43 (c) 750 810,044
Massachusetts Development Finance Agency, Amherst College, Series A (RB)
5.00%, 11/01/55 (c) (p) 4,000 4,504,256
Massachusetts Development Finance Agency, Beth Israel Lahey Health Issue, Series K (RB)
5.00%, 07/01/35 (c) 255 265,146
Massachusetts Development Finance Agency, Beth Israel Lahey Health Issue, Series N (RB) (AG)
5.00%, 07/01/34 1,000 1,111,500
5.00%, 07/01/35 1,000 1,116,397
Massachusetts Development Finance Agency, Children's Hospital, Series T (RB)
5.00%, 03/01/34 (c) 1,000 1,121,615
Massachusetts Development Finance Agency, Harvard University, Series A (RB)
5.00%, 07/15/40 3,860 4,361,441
Massachusetts Development Finance Agency, Harvard University, Series A-1 (RB)
5.00%, 05/15/55 (p) 5,000 5,471,580
Massachusetts Development Finance Agency, Harvard University, Series B (RB)
4.00%, 02/15/36 1,000 1,051,646
5.00%, 02/15/33 2,000 2,223,941
Massachusetts Development Finance Agency, Partners Healthcare System, Series S (RB)
4.00%, 07/01/35 (c) 1,500 1,502,050
Massachusetts Development Finance Agency, Suffolk University (RB)
5.00%, 07/01/35 (c) 500 500,198
Massachusetts School Building Authority, Series B (RB)
5.00%, 02/15/36 500 568,063
5.00%, 02/15/38 500 568,454
University of Massachusetts Building Authority (RB)
5.00%, 05/01/34 (c) 1,220 1,280,564
5.00%, 11/01/34 (c) 750 791,712
University of Massachusetts Building Authority (RB) (SD CRED PROG)
5.00%, 11/01/32 (c) 500 529,656
66,552,745
Michigan : 1.7%
Detroit City School District, Series A (GO) (AG)
5.25%, 05/01/32 2,220 2,421,341
Great Lakes Water Authority Water Supply System, Series A (RB)
5.00%, 07/01/35 (c) 1,000 1,117,013

VANECK INTERMEDIATE MUNI ETF
SCHEDULE OF INVESTMENTS
(unaudited) (continued)

Par
(000’s) Value
Michigan (continued)
Great Lakes Water Authority, Sewage Disposal System, Senior Lien, Series A (RB)
5.00%, 07/01/37 (c) $ 3,000 $ 3,274,659
Karegnondi Water Authority, Counties of Genesee, Lapeer, and Sanilac (RB) (BAM)
5.00%, 11/01/43 (c) 750 790,759
Michigan Finance Authority Hospital, McLaren Health Care, Series A (RB)
5.00%, 05/15/38 (c) 1,000 1,002,669
Michigan Finance Authority, Corewell Health, Series A (RB)
5.00%, 08/15/35 (c) 4,000 4,416,616
Michigan Finance Authority, Corewell Health, Series B-2 (RB)
5.00%, 08/15/55 (p) 3,500 3,797,969
Michigan Finance Authority, Henry Ford Health System (RB)
3.00%, 11/15/33 (c) 355 333,419
Michigan Finance Authority, Trinity Health Credit Group, Series A (RB)
4.00%, 12/01/36 (c) 2,500 2,443,474
4.00%, 12/01/40 (c) 1,000 949,148
5.00%, 12/01/34 (c) 2,000 2,040,636
5.00%, 12/01/35 (c) 585 596,176
5.00%, 12/01/42 (c) 480 485,829
State of Michigan, Building Authority, Series I (RB)
5.00%, 10/15/32 (c) 570 572,537
State of Michigan, Environmental Program, Series A (GO)
3.00%, 05/15/36 (c) 750 681,664
State of Michigan, Housing Development Authority, Rental Housing, Series A (RB)
4.30%, 10/01/40 (c) 725 705,115
4.88%, 10/01/43 (c) 1,000 1,003,040
State of Michigan, Housing Development Authority, Single-Family Mortgage, Series B (RB)
3.10%, 12/01/31 (c) 1,000 990,676
4.50%, 12/01/38 (c) 1,500 1,509,035
State of Michigan, Karegnondi Water Authority, Counties of Genesee, Lapeer and Sanila (RB) (BAM)
5.00%, 11/01/41 (c) 750 795,433
State of Michigan, Trunk Highway, Series B (GO)
5.00%, 08/01/38 (c) 3,000 3,315,965
State of Michigan, Trunk Line Fund (RB)
5.00%, 11/15/36 (c) 1,000 1,099,149
State of Michigan, Trunk Line Fund, Series A (RB)
5.00%, 11/15/35 (c) 1,900 2,050,864
36,393,186
Minnesota : 0.9%
City of Rochester, Minnesota, Mayo Clinic, Series A (RB)
5.00%, 11/15/42 (c) 1,000 1,080,695
County of Hennepin, Series A (GO)
5.00%, 12/01/36 (c) 2,000 2,229,414
Minnesota Agricultural & Economic Development Board (RB)
5.00%, 01/01/38 (c) 1,000 1,060,582
Minnesota Public Facilities Authority, Series A (RB)
5.00%, 03/01/33 (c) 1,500 1,501,949
Regents of the University of Minnesota, Series B (RB)
5.00%, 12/01/31 (c) 1,000 1,025,825
St. Louis Park Independent School District No. 283, Series A (GO) (SD CRED PROG)
4.25%, 02/01/43 (c) 500 503,532
State of Minnesota, State Office Building Project (CP)
5.00%, 11/01/41 (c) 1,075 1,145,632
State of Minnesota, Various Purpose, Series A (GO)
5.00%, 08/01/33 (c) 1,000 1,052,635
5.00%, 08/01/36 (c) 2,000 2,117,174
5.00%, 08/01/36 (c) 1,000 1,044,655
5.00%, 08/01/37 (c) 2,000 2,110,128
5.00%, 08/01/41 (c) 2,000 2,171,305

VANECK INTERMEDIATE MUNI ETF
SCHEDULE OF INVESTMENTS
(unaudited) (continued)

Par
(000’s) Value
Minnesota (continued)
5.00%, 08/01/42 (c) $ 1,000 $ 1,081,349
White Bear Lake, independent School District No. 624, Series A (GO) (SD CRED PROG)
2.25%, 02/01/36 (c) 750 620,543
3.00%, 02/01/33 (c) 1,000 941,197
19,686,615
Mississippi : 0.1%
Mississippi Hospital Equipment and Facilities Authority, Baptist Memorial Health Corp., Series A (RB)
5.00%, 09/01/41 (c) 500 500,860
State of Mississippi, Series A (RB)
5.00%, 10/15/34 (c) 1,000 1,030,442
5.00%, 10/15/36 (c) 550 564,481
2,095,783
Missouri : 0.3%
Community College District of St. Louis (CP)
5.00%, 04/01/40 (c) 1,000 1,059,262
County of St. Louis, Hazewood School District, Series A (GO) (BAM)
5.00%, 03/01/38 (c) 1,000 1,060,136
Missouri Joint Municipal Electric Utility Commission, Prairie State Project, Series A (RB)
4.00%, 12/01/32 (c) 685 685,344
Springfield School District No. R-12 (GO) (SAW)
4.00%, 03/01/35 (c) 2,415 2,444,838
5.00%, 03/01/36 (c) 450 466,258
St. Louis School District, Board of Education (GO) (AG)
5.00%, 04/01/37 (c) 1,000 1,068,624
6,784,462
Nebraska : 0.5%
Central Plains Energy Project, Gas Project Crossover No. 3, Series A (RB)
5.00%, 09/01/32 1,280 1,325,852
5.00%, 09/01/34 4,300 4,436,513
5.00%, 09/01/35 2,000 2,056,400
5.00%, 09/01/42 1,500 1,472,630
Public Power Generation Agency, Whelan Energy Center, Series A (RB)
5.00%, 01/01/35 750 833,329
10,124,724
Nevada : 0.6%
Clark Count, School District, Limited Tax, Series A (GO)
4.00%, 06/15/42 (c) 500 475,450
Clark County, Nevada McCarran International Airport, Passenger Facility, Series E (RB)
5.00%, 07/01/32 (c) 470 494,798
Clark County, School District, Series A (GO)
5.00%, 06/15/39 (c) 1,375 1,450,831
Clark County, School District, Series A (GO) (AG)
5.00%, 06/15/32 (c) 1,000 1,064,471
5.00%, 06/15/34 (c) 915 969,363
Clark County, School District, Series B (GO)
5.00%, 06/15/35 (c) 1,000 1,098,368
Clark County, School District, Series B (GO) (AG)
3.00%, 06/15/37 (c) 1,500 1,289,600
Clark County, School District, Series B (GO) (BAM)
3.00%, 06/15/38 (c) 1,500 1,274,299
Clark County, School District, Series C (GO)
5.00%, 06/15/32 (c) 1,050 1,075,991
Clark County, Transportation Improvement, Limited Tax, Series B (GO)
4.00%, 12/01/39 (c) 2,245 2,210,911
Las Vegas Valley Water District, Series C (GO)
3.00%, 06/01/32 (c) 1,000 966,358

VANECK INTERMEDIATE MUNI ETF
SCHEDULE OF INVESTMENTS
(unaudited) (continued)

Par
(000’s) Value
Nevada (continued)
State of Nevada, Highway Improvement, Motor Vehicle Fuel Tax (RB) (AG)
4.00%, 12/01/33 (c) $ 760 $ 767,728
13,138,168
New Hampshire : 0.8%
National Finance Authority, Affordable Housing Certificates, Series A (RB)
4.12%, 04/20/43 (c) (p) 1,498 1,444,121
4.15%, 10/20/40 (c) (p) 995 969,429
4.75%, 06/20/41 (c) (p) 1,494 1,527,266
National Finance Authority, Municipal Certificates (RB)
4.08%, 01/20/41 5,924 5,674,250
4.22%, 11/20/42 1,980 1,879,342
4.42%, 02/20/43 (c) (p) 1,998 1,981,145
4.95%, 02/20/41 1,492 1,493,850
5.10%, 12/20/42 1,000 1,023,853
15,993,256
New Jersey : 3.4%
County of Camden, Board of Education of Township of Cherry Hill (GO)
4.00%, 08/01/35 (c) 500 508,652
County of Hudson (GO)
2.00%, 11/15/34 (c) 2,000 1,653,364
2.00%, 11/15/35 (c) 685 550,990
New Jersey Economic Development Authority, New Jersey Transit Transportation Project, Series A (RB)
(AG)
5.00%, 11/01/33 (c) 1,000 1,048,677
New Jersey Economic Development Authority, School Facilities Construction, Series LLL (RB)
5.00%, 06/15/36 (c) 1,250 1,303,052
New Jersey Educational Facilities Authority, Princeton University, Series A-2 (RB)
5.00%, 03/01/41 (c) 2,500 2,686,477
5.00%, 07/01/64 (c) (p) 10,000 11,192,965
New Jersey Educational Facilities Authority, Princeton University, Series C (RB)
2.00%, 03/01/36 (c) 1,000 812,506
2.00%, 03/01/37 (c) 1,975 1,558,622
2.00%, 03/01/38 (c) 2,000 1,532,157
2.00%, 03/01/41 (c) 500 352,184
New Jersey Educational Facilities Authority, Princeton University, Series I (RB)
5.00%, 07/01/32 (c) 500 508,603
New Jersey Health Care Facilities Financing Authority, Inspira Health, Series A (RB)
3.38%, 07/01/34 (c) 360 341,888
New Jersey Housing & Mortgage Finance Agency, Series M (RB)
4.75%, 10/01/40 (c) 980 995,247
New Jersey Transportation Trust Fund Authority, Series A (RB)
4.00%, 12/15/31 (c) 2,830 2,859,438
4.00%, 06/15/40 (c) 3,000 2,865,251
4.25%, 06/15/40 (c) 3,045 2,986,433
5.00%, 12/15/33 (c) 1,395 1,446,497
5.00%, 12/15/34 (c) 635 657,058
5.00%, 06/15/37 (c) 4,000 4,365,553
5.00%, 06/15/38 (c) 4,500 4,867,768
5.25%, 06/15/39 (c) 2,640 2,895,599
New Jersey Transportation Trust Fund Authority, Series AA (RB)
4.00%, 06/15/39 (c) 1,000 963,560
4.12%, 06/15/39 (c) 1,000 975,759
5.00%, 06/15/40 (c) 1,000 1,057,833
5.00%, 06/15/42 (c) 1,000 1,063,919
New Jersey Transportation Trust Fund Authority, Series BB (RB)
4.00%, 06/15/36 (c) 1,045 1,045,531
New Jersey Transportation Trust Fund Authority, Series CC (RB)
5.00%, 06/15/33 1,000 1,099,295

VANECK INTERMEDIATE MUNI ETF
SCHEDULE OF INVESTMENTS
(unaudited) (continued)

Par
(000’s) Value
New Jersey (continued)
New Jersey Turnpike Authority, Series B (RB)
5.00%, 01/01/33 $ 1,000 $ 1,102,025
5.00%, 01/01/34 3,000 3,332,921
5.00%, 01/01/35 500 558,258
5.00%, 01/01/36 (c) 500 558,387
5.00%, 01/01/39 (c) 1,000 1,096,690
New Jersey Turnpike Authority, Series G (RB)
5.00%, 01/01/36 (c) 2,500 2,558,934
New Jersey, Economic Development Authority, Series SSS (RB)
5.00%, 06/15/34 1,500 1,652,526
State of New Jersey, Various Purposes (GO)
2.00%, 06/01/34 (c) 3,000 2,532,618
5.00%, 06/01/38 (c) 2,000 2,100,445
Tobacco Settlement Financing Corp., Series A (RB)
4.00%, 06/01/37 (c) 540 532,041
5.00%, 06/01/32 (c) 2,755 2,825,944
73,045,667
New Mexico : 0.1%
State of New Mexico (GO)
5.00%, 03/01/33 1,000 1,110,596
Underline
New York : 17.5%
Battery Park City Authorization, Series B (RB)
5.00%, 11/01/36 (c) 1,000 1,116,450
City of New York Trust for Cultural Resources, Lincoln Center for Performing Arts Inc., Series A (RB)
4.00%, 12/01/34 (c) 1,000 1,013,929
City of New York, Housing Development Corp., Series G-1 (RB)
3.10%, 11/01/32 (c) 500 482,537
City of New York, Series A (GO)
4.00%, 08/01/34 (c) 485 484,064
4.00%, 08/01/38 (c) 600 579,328
5.00%, 09/01/34 (c) 2,170 2,344,806
5.00%, 08/01/37 (c) 1,000 1,074,339
City of New York, Series A-1 (GO)
5.00%, 09/01/37 (c) 2,000 2,132,612
City of New York, Series B-1 (GO)
5.00%, 10/01/32 (c) 1,125 1,181,054
5.00%, 10/01/37 (c) 250 254,215
5.25%, 10/01/40 (c) 1,575 1,680,923
City of New York, Series C (GO)
4.00%, 08/01/41 (c) 1,000 928,621
City of New York, Series D (GO)
4.00%, 04/01/41 (c) 1,000 929,439
City of New York, Series D (GO) (BAM)
5.00%, 03/01/43 (c) 750 767,852
City of New York, Series D-1 (GO) (BAM)
5.00%, 03/01/37 (c) 1,565 1,627,334
City of New York, Series E (GO)
5.00%, 04/01/37 (c) 1,000 1,073,244
City of New York, Series E-1 (GO)
5.00%, 03/01/32 (c) 1,015 1,045,610
5.00%, 03/01/39 (c) 2,000 2,042,313
5.25%, 03/01/34 (c) 1,000 1,032,416
City of New York, Series F (GO)
5.00%, 08/01/40 (c) 750 794,430
5.00%, 08/01/41 (c) 750 791,749
City of New York, Series F-1 (GO)
5.00%, 08/01/36 (c) 1,000 1,082,136

VANECK INTERMEDIATE MUNI ETF
SCHEDULE OF INVESTMENTS
(unaudited) (continued)

Par
(000’s) Value
New York (continued)
5.00%, 08/01/37 (c) $ 1,000 $ 1,074,339
5.00%, 08/01/38 (c) 1,000 1,067,546
5.00%, 08/01/39 (c) 1,330 1,409,517
City of New York, Series G (GO)
5.00%, 02/01/35 2,215 2,441,433
5.00%, 02/01/36 (c) 4,000 4,424,486
5.00%, 02/01/40 (c) 5,000 5,322,890
5.25%, 02/01/46 (c) 1,000 1,070,796
City of New York, Series L-5 (GO)
5.00%, 04/01/34 (c) 1,865 1,995,831
County of Broome, Local Development Corp., United Health Services Hospitals, In. Project (RB) (AG)
4.00%, 04/01/40 (c) 925 882,361
County of Monroe, Industrial Development Corp., Rochester Regional Health Project, Series A (RB)
3.00%, 12/01/37 (c) 865 718,779
County of Nassau, Interim Finance Authority, Public Benefit Corp., Series A (RB)
5.00%, 11/15/35 (c) 1,500 1,627,340
County of Suffolk, New York Water System, Series A (RB)
5.00%, 06/01/36 (c) 1,515 1,565,617
County of Suffolk, Public Improvement, Series C (GO)
5.00%, 09/01/35 (c) 1,500 1,596,172
Dormitory Authority of the State of New York, General Purpose, Series A (RB)
5.00%, 03/15/37 (c) 1,000 1,090,967
5.00%, 03/15/38 (c) 1,000 1,080,663
5.00%, 03/15/41 (c) 2,000 2,126,932
Dormitory Authority of the State of New York, Series A (RB)
5.00%, 03/15/40 (c) 1,500 1,609,172
Dormitory Authority of the State of New York, Series B (RB)
5.00%, 03/15/33 1,000 1,116,069
Empire State Development, New York State Urban Development Corp., Series E (RB)
4.00%, 03/15/42 (c) 4,665 4,395,165
Hudson Yards Infrastructure Corp., Series A (RB)
5.00%, 02/15/33 (c) 460 464,769
5.00%, 02/15/42 (c) 645 649,028
Long Island Power Authority, Electric System (RB)
5.00%, 09/01/33 (c) 750 764,241
5.00%, 09/01/42 (c) 1,000 1,014,168
Long Island Power Authority, Electric System, Series A (RB)
3.00%, 09/01/36 (c) 450 416,305
5.00%, 09/01/36 (c) 1,500 1,583,787
Long Island Power Authority, Electric System, Series B (RB)
5.00%, 09/01/36 (c) 1,000 1,001,570
5.00%, 09/01/36 1,000 1,125,588
5.00%, 09/01/43 (c) 1,000 1,070,093
Metropolitan Transportation Authority, Dedicated Tax Fund, Series B (RB)
5.00%, 11/15/40 (c) 2,000 2,160,967
5.00%, 11/15/43 (c) 1,000 1,052,706
Metropolitan Transportation Authority, Series A (RB)
4.00%, 11/15/40 (c) 1,000 932,730
5.00%, 11/15/35 (c) 1,000 1,107,208
5.00%, 11/15/36 (c) 1,500 1,686,041
5.00%, 11/15/40 (c) 1,000 1,058,376
5.00%, 11/15/40 (c) 2,000 2,129,257
Metropolitan Transportation Authority, Series A-1 (RB)
4.00%, 11/15/43 (c) 400 360,812
Metropolitan Transportation Authority, Series B (RB)
5.00%, 11/15/34 2,000 2,225,508
5.00%, 11/15/35 1,500 1,671,064
5.00%, 11/15/35 (c) 2,000 2,007,539

VANECK INTERMEDIATE MUNI ETF
SCHEDULE OF INVESTMENTS
(unaudited) (continued)

Par
(000’s) Value
New York (continued)
5.00%, 11/15/42 (c) $ 1,500 $ 1,584,508
Metropolitan Transportation Authority, Series C-1 (RB)
4.00%, 11/15/32 (c) 1,980 1,999,048
5.00%, 11/15/33 (c) 2,540 2,611,444
5.00%, 11/15/34 (c) 810 831,290
Metropolitan Transportation Authority, Series C-2 (RB)
0.00%, 11/15/33 ^ 1,035 788,000
Metropolitan Transportation Authority, Series D (RB)
3.12%, 11/15/35 (c) 265 234,287
4.00%, 11/15/32 (c) 400 400,485
4.00%, 11/15/33 (c) 340 340,295
4.00%, 11/15/42 (c) 1,245 1,140,068
5.00%, 11/15/32 (c) 1,570 1,616,417
5.00%, 11/15/33 (c) 535 549,955
New York City Housing Development Corp., Multi-Family Housing, Series A (RB) (AG)
2.90%, 11/01/37 (c) 1,000 859,618
New York City Housing Development Corp., Multi-Family Housing, Series A-1-C (RB)
2.35%, 11/01/35 (c) 1,100 925,893
New York City Housing Development Corp., Multi-Family Housing, Series C-1 (RB)
2.25%, 11/01/41 (c) 800 579,488
New York City Housing Development Corp., Multi-Family Housing, Series E-1-A (RB)
4.75%, 11/01/46 (c) 1,000 989,182
New York City Housing Development Corp., Multi-Family Housing, Series I-1 (RB)
2.35%, 11/01/40 (c) 525 400,151
New York City Industrial Development Agency, Yankee Stadium Project, Series A (RB) (AG)
4.00%, 03/01/32 (c) 2,500 2,546,141
New York City Municipal Water Finance Authority, Water & Sewer System, Series AA (RB)
5.00%, 06/15/32 (c) 1,000 1,060,178
New York City Municipal Water Finance Authority, Water & Sewer System, Series AA-2 (RB)
5.00%, 06/15/39 (c) 1,000 1,098,990
5.00%, 06/15/44 (c) 1,000 1,070,664
New York City Municipal Water Finance Authority, Water & Sewer System, Series CC-1 (RB)
5.00%, 06/15/38 (c) 1,000 1,006,023
New York City Municipal Water Finance Authority, Water & Sewer System, Series DD (RB)
5.00%, 06/15/34 (c) 3,685 4,106,075
5.00%, 06/15/34 5,360 6,034,866
5.00%, 06/15/46 (c) 2,000 2,106,868
5.50%, 06/15/38 (c) 1,000 1,151,652
5.50%, 06/15/39 (c) 1,000 1,143,323
New York City Municipal Water Finance Authority, Water & Sewer System, Series FF-2 (RB)
5.00%, 06/15/33 (c) 500 526,307
New York City Transitional Finance Authority Building Aid, Series S (RB) (SAW)
4.00%, 07/15/35 (c) 1,015 1,031,296
New York City Transitional Finance Authority Future Tax, Series A (RB)
3.00%, 11/01/37 (c) 2,000 1,761,491
5.00%, 11/01/36 (c) 3,000 3,168,461
New York City Transitional Finance Authority Future Tax, Series A-1 (RB)
5.00%, 11/01/32 (c) 1,000 1,079,504
5.00%, 05/01/36 (c) 1,000 1,083,857
5.00%, 11/01/37 (c) 2,000 2,182,104
5.00%, 11/01/39 (c) 1,000 1,069,793
New York City Transitional Finance Authority Future Tax, Series B (RB)
4.00%, 08/01/35 (c) 2,000 2,000,000
5.00%, 05/01/36 (c) 1,000 1,089,313
5.00%, 05/01/40 (c) 2,000 2,148,548
5.00%, 05/01/41 (c) 1,000 1,068,325
5.00%, 05/01/42 (c) 1,000 1,064,009

VANECK INTERMEDIATE MUNI ETF
SCHEDULE OF INVESTMENTS
(unaudited) (continued)

Par
(000’s) Value
New York (continued)
New York City Transitional Finance Authority Future Tax, Series B-1 (RB)
4.00%, 08/01/42 (c) $ 1,500 $ 1,403,705
5.00%, 08/01/32 (c) 1,000 1,018,392
5.00%, 08/01/32 (c) 540 540,000
5.00%, 11/01/32 (c) 1,065 1,079,518
5.00%, 08/01/33 (c) 895 895,000
5.00%, 08/01/34 (c) 1,000 1,069,681
5.00%, 08/01/34 (c) 780 805,263
New York City Transitional Finance Authority Future Tax, Series C (RB)
5.00%, 11/01/33 (c) 900 911,877
5.00%, 05/01/39 (c) 2,000 2,146,002
New York City Transitional Finance Authority Future Tax, Series C-1 (RB)
4.00%, 05/01/39 (c) 1,690 1,631,893
4.00%, 05/01/41 (c) 500 474,274
4.00%, 11/01/42 (c) 1,120 1,056,083
5.00%, 05/01/37 (c) 2,500 2,636,748
5.00%, 05/01/40 (c) 1,815 1,937,495
New York City Transitional Finance Authority Future Tax, Series D (RB)
5.00%, 05/01/33 1,000 1,100,245
5.00%, 05/01/37 (c) 3,000 3,285,388
5.00%, 11/01/39 (c) 4,300 4,584,552
New York City Transitional Finance Authority Future Tax, Series E (RB)
5.00%, 11/01/35 (c) 2,000 2,210,477
5.00%, 11/01/38 (c) 2,000 2,157,214
5.00%, 11/01/39 (c) 2,000 2,139,586
5.00%, 11/01/40 (c) 3,000 3,195,286
New York City Transitional Finance Authority Future Tax, Series E-1 (RB)
5.00%, 02/01/39 (c) 1,710 1,721,500
5.00%, 02/01/43 (c) 1,000 1,004,812
New York City Transitional Finance Authority Future Tax, Series F (RB)
5.00%, 11/01/32 2,000 2,200,544
New York City Transitional Finance Authority Future Tax, Series F-1 (RB)
5.00%, 02/01/39 (c) 1,000 1,062,306
New York City Transitional Finance Authority Future Tax, Series H (RB)
5.00%, 11/01/35 (c) 2,000 2,215,054
5.00%, 11/01/38 (c) 5,000 5,413,119
5.00%, 11/01/40 (c) 3,000 3,205,184
New York City Transitional Finance Authority Future Tax, Series I (RB)
5.00%, 11/01/47 (c) 1,000 1,038,145
New York City Transitional Finance Authority, Building Aid, Series S-1 (RB) (SAW)
4.00%, 07/15/36 (c) 1,375 1,387,725
New York City Transitional Finance Authority, Building Aid, Series S-3 (RB) (SAW)
5.00%, 07/15/33 (c) 1,605 1,665,586
5.00%, 07/15/35 (c) 1,000 1,034,826
New York City Transitional Finance Authority, Building Aid, Series S-4 (RB) (SAW)
5.00%, 07/15/33 (c) 500 518,874
New York City Transitional Finance Authority, Series C (RB)
5.00%, 05/01/33 1,000 1,100,245
New York City Water and Sewer System, Series AA-2 (RB)
3.00%, 06/15/40 (c) 915 771,823
New York City Water and Sewer System, Series EE (RB) (AG)
5.00%, 06/15/40 (c) 2,085 2,167,357
New York Energy Finance Development Corp. (RB)
5.00%, 07/01/56 (c) (p) 5,000 5,087,312
New York Environmental Facilities Corp., Municipal Water Finance Authory Projects, Series A (RB)
5.00%, 06/15/40 (c) 1,000 1,091,777
New York Liberty Development Corp., 1 World Trade Center Project (RB)
2.25%, 02/15/41 (c) 5,000 3,556,586

VANECK INTERMEDIATE MUNI ETF
SCHEDULE OF INVESTMENTS
(unaudited) (continued)

Par
(000’s) Value
New York (continued)
4.00%, 02/15/43 (c) $ 620 $ 579,496
New York Liberty Development Corp., 7 World Trade Center Project, Series A (RB)
3.00%, 09/15/43 (c) 1,495 1,189,514
New York Liberty Development Corp., Goldman Sachs Headquarters LLC (RB)
5.25%, 10/01/35 1,000 1,124,076
New York State Dormitory Authority, Financing Program, Series A (RB) (AG)
5.00%, 10/01/33 2,000 2,223,497
5.00%, 10/01/34 2,000 2,234,873
5.00%, 10/01/35 (c) 1,250 1,388,383
New York State Dormitory Authority, Memorial Sloan Kettering Cancer Center (RB)
4.00%, 07/01/37 (c) 1,000 1,003,804
5.00%, 07/01/35 1,000 1,148,615
New York State Dormitory Authority, Memorial Sloan Kettering Cancer Center, Series 2B (RB)
5.00%, 07/01/49 (c) (p) 2,500 2,743,103
New York State Dormitory Authority, New School, Series A (RB)
4.00%, 07/01/43 (c) 475 418,494
New York State Dormitory Authority, New York Northwell Health, Series A (RB)
5.00%, 05/01/34 4,000 4,415,893
New York State Dormitory Authority, New York University, Series A (RB)
5.00%, 07/01/33 (c) 1,140 1,158,770
5.00%, 07/01/34 1,500 1,681,624
New York State Dormitory Authority, New York University, Series A (RB) (AG)
5.00%, 03/15/38 (c) 1,250 1,281,532
New York State Dormitory Authority, New York University, Series B (RB)
4.00%, 07/01/37 (c) 1,000 998,187
New York State Dormitory Authority, New York White Plants Hospital (RB) (AG)
5.25%, 10/01/41 (c) 750 807,460
New York State Dormitory Authority, Personal Income Tax, Series A (RB)
3.00%, 03/15/42 (c) 500 408,400
5.00%, 02/15/39 (c) 2,000 2,002,247
New York State Dormitory Authority, Personal Income Tax, Series E (RB)
4.00%, 03/15/38 (c) 1,500 1,488,436
New York State Dormitory Authority, Sales Tax, Series A (RB)
5.00%, 03/15/37 (c) 1,000 1,096,410
New York State Dormitory Authority, School Districts Bond Financing Program, Series A (RB) (AG)
4.00%, 10/01/35 (c) 1,315 1,323,131
5.00%, 10/01/35 (c) 2,040 2,198,819
New York State Dormitory Authority, School Districts Bond Financing Program, Series A (RB) (SAW)
5.00%, 10/01/32 (c) 1,200 1,204,820
New York State Dormitory Authority, State Personal Income Tax, Series A (RB)
3.00%, 03/15/38 (c) 3,120 2,723,597
4.00%, 02/15/33 (c) 1,000 1,001,763
4.00%, 02/15/35 (c) 2,475 2,475,633
4.00%, 02/15/36 (c) 1,235 1,216,314
4.00%, 03/15/37 (c) 1,075 1,076,723
4.00%, 03/15/37 (c) 1,135 1,136,633
4.00%, 03/15/38 (c) 2,795 2,773,452
5.00%, 03/15/34 (c) 2,370 2,485,747
5.00%, 03/15/35 (c) 1,950 2,041,727
5.00%, 03/15/36 (c) 3,910 4,084,905
5.25%, 03/15/38 (c) 1,305 1,352,202
New York State Dormitory Authority, State Personal Income Tax, Series B (RB)
5.00%, 02/15/37 (c) 2,270 2,308,924
New York State Dormitory Authority, State Personal Income Tax, Series C (RB)
5.00%, 03/15/33 1,000 1,107,226
5.00%, 03/15/40 (c) 1,000 1,079,622
5.00%, 03/15/43 (c) 1,075 1,145,033

VANECK INTERMEDIATE MUNI ETF
SCHEDULE OF INVESTMENTS
(unaudited) (continued)

Par
(000’s) Value
New York (continued)
New York State Dormitory Authority, State Personal Income Tax, Series D (RB)
5.00%, 02/15/33 (c) $ 2,000 $ 2,115,662
New York State Dormitory Authority, State Personal Income Tax, Series E (RB)
4.00%, 03/15/37 (c) 2,000 2,003,839
New York State Dormitory Authority, State Sales Tax, Series A (RB)
5.00%, 03/15/33 (c) 1,000 1,011,773
5.00%, 03/15/34 (c) 2,110 2,133,882
New York State Dormitory Authority, State Sales Tax, Series C (RB)
5.00%, 03/15/35 (c) 1,970 2,028,257
New York State Dormitory Authority, State University, Series B (RB)
4.00%, 07/01/36 (c) 1,000 1,004,629
New York State Environmental Facilities Corp., Municipal Water Finance Authority Projects, Series B
(RB)
5.00%, 06/15/36 (c) 1,250 1,318,145
New York State Environmental Facilities Corp., Municipal Water Finance Authority Projects, Series E
(RB)
5.00%, 06/15/33 (c) 1,000 1,016,908
New York State Housing Finance Agency, Series A (RB)
3.95%, 11/01/50 (c) (p) 3,500 3,521,654
New York State Housing Finance Agency, Series A-1 (RB)
3.60%, 11/01/44 (c) (p) 500 496,738
New York State Housing Finance Agency, Series H (RB) (AG)
2.10%, 11/01/35 (c) 815 663,802
New York State Thruway Authority, Series A (RB)
5.00%, 01/01/42 (c) 800 867,279
5.00%, 01/01/43 (c) 700 755,468
5.00%, 01/01/44 (c) 600 643,072
5.00%, 01/01/45 (c) 500 531,580
5.00%, 01/01/46 (c) 625 658,461
New York State Thruway Authority, Series B (RB) (AG)
4.00%, 01/01/37 (c) 800 792,630
4.00%, 01/01/40 (c) 4,400 4,280,536
New York State Thruway Authority, Series L (RB)
3.50%, 01/01/37 (c) 1,120 1,066,406
4.00%, 01/01/36 (c) 2,500 2,500,880
New York State Thruway Authority, State Personal Income Tax, Series A (RB)
5.00%, 03/15/39 (c) 2,000 2,136,726
New York State Thruway Authority, State Personal Income Tax, Series A-1 (RB)
4.00%, 03/15/40 (c) 525 513,065
New York State Thruway Authority, State Personal Income, Series A-1 (RB)
5.00%, 03/15/34 (c) 2,000 2,153,587
5.00%, 03/15/35 (c) 800 858,341
New York State Urban Development Corp., State Personal Income, Series A (RB)
5.00%, 03/15/37 (c) 1,475 1,562,448
5.00%, 03/15/43 (c) 500 512,345
New York State Urban Development Corp., State Personal Income, Series C (RB)
4.00%, 03/15/34 (c) 1,000 1,019,924
4.00%, 03/15/37 (c) 1,000 1,002,193
5.00%, 03/15/32 (c) 4,295 4,389,564
New York State Urban Development Corp., State Sales Tax, Series A (RB)
5.00%, 03/15/35 (c) 1,000 1,051,928
5.00%, 03/15/36 (c) 4,500 4,828,734
New York State Urban Development Corp., State Sales Tax, Series B (RB)
5.00%, 03/15/36 (c) 1,000 1,094,126
New York Transitional Finance Authority, Series E (RB)
5.00%, 11/01/36 (c) 1,760 1,920,366

VANECK INTERMEDIATE MUNI ETF
SCHEDULE OF INVESTMENTS
(unaudited) (continued)

Par
(000’s) Value
New York (continued)
New York Transportation Development Corp., Terminal 4 John F. Kennedy International Airport
Project, Series C (RB)
4.00%, 12/01/42 (c) $ 1,925 $ 1,808,472
5.00%, 12/01/35 (c) 750 792,589
Port Authority of New York and New Jersey (RB)
4.00%, 07/15/36 (c) 2,600 2,633,839
4.00%, 07/15/37 (c) 3,975 4,010,398
5.00%, 07/15/34 (c) 1,000 1,065,327
5.00%, 09/01/34 (c) 500 519,320
5.00%, 07/15/35 (c) 1,000 1,063,089
5.00%, 07/15/36 (c) 500 516,736
5.00%, 11/01/36 (c) 500 526,021
5.00%, 01/15/40 (c) 1,000 1,097,015
5.00%, 01/15/41 (c) 2,000 2,178,629
State of New York, Dormitory Authority, Series A (RB)
5.00%, 03/15/41 (c) 1,000 1,077,462
State of New York, Mortgage Agency, Series 205 (RB)
3.12%, 10/01/32 (c) 460 444,238
Town of Hempstead, New York Public Improvement (GO)
4.00%, 05/01/41 (c) 1,000 995,649
Triborough Bridge and Tunnel Authority, Payroll Mobility Tax, Series C (RB)
5.00%, 11/15/36 (c) 3,000 3,301,504
5.00%, 05/15/37 (c) 1,225 1,308,660
5.00%, 11/15/38 (c) 2,000 2,186,788
Triborough Bridge and Tunnel Authority, Sales Tax, Series A-1 (RB)
5.00%, 05/15/40 (c) 750 805,956
Triborough Bridge and Tunnel Authority, Series A-1 (RB)
5.00%, 11/15/41 (c) 2,000 2,167,656
Triborough Bridge and Tunnel Authority, Series A-2 (RB)
5.00%, 11/15/35 2,260 2,552,073
Triborough Bridge and Tunnel Authority, Series B (RB)
5.00%, 11/15/32 (c) 1,070 1,085,698
5.00%, 11/15/33 (c) 1,255 1,272,875
5.00%, 11/15/37 (c) 1,000 1,011,835
Troy Capital Resource Corp., Rensselaer Polytechnic Institute Project, Series A (RB)
5.00%, 09/01/31 (c) 1,250 1,319,736
Trust for Cultural Resources of the City of New York, The Museum of Modern Art (RB)
5.00%, 08/01/36 (c) 2,000 2,266,767
TSASC, Inc., Tobacco Settlement Bonds, Series A (RB)
5.00%, 06/01/33 (c) 500 505,339
5.00%, 06/01/35 (c) 845 852,650
5.00%, 06/01/41 (c) 1,000 1,004,764
Utility Debt Securitization Authority, Series E (RB)
5.00%, 12/15/35 (c) 2,000 2,217,640
371,699,362
North Carolina : 1.0%
Charlotte-Mecklenburg Hospital Authority, Carolinas Healthcare System, Series A (RB)
4.00%, 01/15/35 (c) 1,925 1,925,404
County of Wake (RB)
3.00%, 03/01/35 (c) 1,500 1,415,410
North Carolina Charlotte Douglas International Airport, Series A (RB)
4.00%, 07/01/39 (c) 1,670 1,643,163
North Carolina Housing Finance Agency, Home Ownership (RB)
4.60%, 07/01/37 (c) 995 1,005,001
4.88%, 07/01/42 (c) 495 508,245
North Carolina Medical Care Commission, Advocate Health Nonprofit Credit Group, Series A (RB)
5.00%, 08/01/35 (c) 1,000 1,105,971

VANECK INTERMEDIATE MUNI ETF
SCHEDULE OF INVESTMENTS
(unaudited) (continued)

Par
(000’s) Value
North Carolina (continued)
North Carolina Medical Care Commission, Duke University Health System, Series A (RB)
5.00%, 06/01/36 (c) $ 1,000 $ 1,104,773
North Carolina Turnpike Authority, Triangle Expressway System, Series A (RB)
4.00%, 01/01/33 (c) 890 898,069
4.00%, 01/01/34 (c) 360 362,896
4.00%, 01/01/35 (c) 800 805,271
State of North Carolina (RB)
5.00%, 03/01/39 (c) 2,200 2,389,300
State of North Carolina, Department of State Treasurer (RB)
5.00%, 03/01/36 (c) 3,000 3,329,418
5.00%, 03/01/40 (c) 2,625 2,834,062
State of North Carolina, Series A (RB)
5.00%, 05/01/34 (c) 1,000 1,093,316
University of North Carolina at Chapel Hill, Series B (RB)
5.00%, 12/01/37 (c) 1,000 1,071,470
21,491,769
North Dakota : 0.0%
City of Grand Forks, Altru Health System (RB) (AG)
4.00%, 12/01/41 (c) 1,000 871,969
Underline
Ohio : 2.2%
Akron Bath Copley Joint Township Hospital District, Summa Health (RB)
4.00%, 11/15/35 (c) 500 513,361
American Municipal Power, Inc., Spairie State Campus Project, Series A (RB) (BAM)
4.00%, 02/15/34 (c) 1,520 1,542,684
American Municipal Power, Inc., Spairie State Campus Project, Series B (RB)
5.00%, 02/15/35 (c) 1,360 1,429,645
Buckeye Tobacco Settlement Financing Authority, Series A-2 (RB)
5.00%, 06/01/32 (c) 500 534,393
5.00%, 06/01/33 (c) 500 532,903
5.00%, 06/01/34 (c) 3,000 3,166,545
City of Columbus, Various Purpose, Series A (GO)
5.00%, 08/15/40 (c) 1,000 1,082,568
5.00%, 10/01/40 (c) 1,000 1,091,549
5.00%, 10/01/41 (c) 1,000 1,086,928
County of Allen, Ohio Hospital Facilities, Mercy Health, Series A (RB)
4.00%, 08/01/47 (c) 1,000 869,766
County of Allen, Ohio, Hospital Facilities, Bon Secours Mercy Health, Inc., Series A (RB)
5.00%, 11/01/33 1,000 1,098,196
5.00%, 11/01/34 2,000 2,207,009
County of Butler, Ohio Hospital Facilities, UC Health (RB)
4.00%, 11/15/37 (c) 500 467,556
County of Cuyahoga, Ohio Hospital, Metrohealth System (RB)
5.00%, 02/15/42 (c) 1,000 993,783
County of Hamilton, Ohio Hospital Facilities, TriHealth , Inc. (RB)
5.00%, 08/15/42 (c) 500 504,497
County of Hamilton, Ohio, Christ Hospital (RB) (AG)
5.25%, 06/01/43 (c) 1,000 1,057,740
County of Hamilton, Series A (RB)
4.00%, 12/01/31 (c) 1,000 1,002,136
Northeast Ohio Regional Sewer District, Wastewater Improvement (RB)
4.00%, 11/15/43 (c) 1,000 941,138
Ohio Turnpike and Infrastructure Commission, Series A (RB)
5.00%, 02/15/39 (c) 2,000 2,144,897
Ohio Water Development Authority Water Pollution Control Loan Fund, Series D (RB)
5.00%, 12/01/34 2,500 2,809,466
Ohio Water Development Authority, Drinking Water Assistance, Series A (RB)
5.00%, 12/01/36 (c) 1,335 1,427,521

VANECK INTERMEDIATE MUNI ETF
SCHEDULE OF INVESTMENTS
(unaudited) (continued)

Par
(000’s) Value
Ohio (continued)
5.00%, 12/01/40 (c) $ 1,000 $ 1,075,089
Ohio Water Development Authority, Fresh Water (RB)
5.00%, 12/01/37 (c) 1,760 1,840,315
Ohio Water Development Authority, Water Pollution Control, Series A (RB)
5.00%, 06/01/33 (c) 1,000 1,066,806
5.00%, 12/01/37 (c) 1,970 2,072,537
State of Ohio, Administration Building Fund Project, Series B (RB)
5.00%, 10/01/42 (c) 1,500 1,600,515
State of Ohio, Cleveland Clinic System, Series B (RB) (BAM)
4.00%, 01/01/41 (c) 835 782,666
State of Ohio, Common Schools, Series A (GO)
5.00%, 06/15/35 1,000 1,127,581
5.00%, 06/15/40 (c) 1,000 1,089,819
State of Ohio, Higher Education, Series A (GO)
5.00%, 05/01/45 (c) 2,000 2,115,816
State of Ohio, Highway Capital Improvement, Series T (GO)
5.00%, 05/01/33 (c) 1,000 1,014,604
State of Ohio, Hospital, Cleveland Clinic Health System, Series A (RB)
4.00%, 01/01/34 (c) 760 763,586
State of Ohio, Ohio Water Development Authority, Water Pollution Control, Series A (RB)
5.00%, 12/01/40 (c) 1,000 1,075,089
State of Ohio, Series A (GO)
5.00%, 09/01/36 (c) 840 921,250
State of Ohio, Series C (GO)
5.00%, 11/01/44 (c) 3,960 4,222,967
47,272,921
Oklahoma : 0.2%
Grand River Dam Authority, Series A (RB)
4.00%, 06/01/33 (c) 2,000 2,002,725
Oklahoma Turnpike Authority, Series C (RB)
5.00%, 01/01/35 (c) 565 568,790
Oklahoma Water Resources Board State Loan Program, Series C (RB)
5.00%, 10/01/45 (c) 600 628,835
3,200,350
Oregon : 1.8%
City of Portland, Oregon Sewer System, Series A (RB)
3.00%, 03/01/37 (c) 2,350 2,112,033
5.00%, 12/01/42 (c) 500 532,448
Corvallis School District No. 509J, Series B (GO) (SBG)
5.00%, 06/15/35 (c) 1,285 1,326,130
Hillsboro School District No. 1J (GO) (SBG)
5.00%, 06/15/35 (c) 590 599,211
Marion and Polk County, Salem-Keizer School District No. 24J, Series A (GO) (SBG)
0.00%, 06/15/39 (c) ^ 10,000 5,593,241
0.00%, 06/15/40 (c) ^ 3,340 1,761,688
Marion and Polk County, Salem-Keizer School District No. 24J, Series B (GO) (SBG)
4.00%, 06/15/35 (c) 740 740,879
Marion and Polk County, Salem-Keizer School District No. 24J, Series C (GO) (SBG)
4.00%, 06/15/38 (c) 2,000 2,002,547
Medford, Oregon Hospital Facilities Authority, Series A (RB)
5.00%, 08/15/33 (c) 720 760,050
Medford, Oregon Hospital Facilities Authority, Series A (RB) (AG)
5.00%, 08/15/34 (c) 700 735,326
Multnomah and Clackamas Counties, School District No. 10JT, Series B (GO) (SBG)
0.00%, 06/15/32 (c) ^ 1,215 963,301
0.00%, 06/15/33 (c) ^ 1,010 763,690
Multnomah County, School District No. 1J (GO) (SBG)
5.00%, 06/15/35 (c) 1,000 1,099,465

VANECK INTERMEDIATE MUNI ETF
SCHEDULE OF INVESTMENTS
(unaudited) (continued)

Par
(000’s) Value
Oregon (continued)
Multnomah County, School District No. 1J, Series B (GO) (SBG)
2.00%, 06/15/42 (c) $ 550 $ 379,132
3.00%, 06/15/33 (c) 1,280 1,211,687
3.25%, 06/15/42 (c) 295 252,490
Oregon State Lottery, Series A (RB)
5.00%, 04/01/33 1,000 1,111,486
Portland Community College District (GO)
5.00%, 06/15/36 (c) 1,000 1,097,407
State of Oregon, Department of Administrative Services, Series A (RB)
5.00%, 04/01/35 1,000 1,124,100
5.00%, 04/01/41 (c) 1,000 1,079,320
State of Oregon, Department of Transportation, Highway User Tax, Series A (RB)
4.00%, 11/15/38 (c) 3,000 2,957,481
5.00%, 11/15/36 (c) 1,650 1,730,330
5.00%, 11/15/36 (c) 1,000 1,060,435
5.00%, 11/15/41 (c) 500 540,700
5.00%, 11/15/42 (c) 850 915,456
5.00%, 11/15/43 (c) 700 750,742
5.00%, 11/15/44 (c) 700 746,863
5.00%, 11/15/45 (c) 700 743,297
State of Oregon, Series A (GO)
5.00%, 05/01/36 (c) 1,000 1,094,676
5.25%, 05/01/42 (c) 500 550,565
Tri-County Metropolitan Transportation District of Oregon, Series A (RB)
3.25%, 10/01/34 (c) 570 545,902
5.00%, 09/01/43 (c) 1,000 1,084,453
Washington & Multnomah Counties, Beaverton School District No, 48J, Series A (GO) (SBG)
0.00%, 06/15/37 (c) ^ 1,000 634,239
38,600,770
Pennsylvania : 3.1%
Allegheny County, Hospital Development Authority, Series A (RB)
5.00%, 04/01/33 (c) 1,120 1,143,522
5.00%, 07/15/33 (c) 810 847,438
Allegheny County, Sanitary Authority (RB)
5.00%, 12/01/40 (c) 1,800 1,937,186
City of Philadelphia, Gas Works (RB)
5.00%, 10/01/32 (c) 970 972,833
5.00%, 10/01/33 (c) 680 681,908
City of Philadelphia, Series A (GO)
4.00%, 05/01/41 (c) 1,350 1,278,402
City of Philadelphia, Series B (GO)
5.00%, 02/01/37 (c) 1,500 1,560,862
City of Philadelphia, Series C (RB) (AG)
5.00%, 09/01/37 (c) 2,000 2,196,250
Commonwealth Financing Authority, Tobacco Master Settlement Payment (RB) (AG)
4.00%, 06/01/39 (c) 5,740 5,461,025
Commonwealth of Pennsylvania (GO)
3.00%, 09/15/35 (c) 1,055 973,699
4.00%, 08/15/43 (c) 1,000 963,204
5.00%, 09/01/32 2,000 2,202,835
5.00%, 09/01/37 (c) 1,000 1,088,156
5.00%, 08/15/39 (c) 2,000 2,167,067
Geisinger Authority Health System, Series A (RB)
4.00%, 04/01/39 (c) 1,000 957,673
5.00%, 02/15/39 (c) 3,100 3,119,582
Pennsylvania Economic Development Financing Authority, UPMC, Series A (RB)
3.38%, 11/15/33 (c) 1,000 964,195

VANECK INTERMEDIATE MUNI ETF
SCHEDULE OF INVESTMENTS
(unaudited) (continued)

Par
(000’s) Value
Pennsylvania (continued)
Pennsylvania Higher Educational Facilities Authority (RB)
4.00%, 06/15/34 (c) $ 645 $ 638,782
Pennsylvania Higher Educational Facilities Authority, The University of Pennsylvania, Series A (RB)
5.00%, 02/15/35 500 564,078
Pennsylvania Higher Educational Facilities Authority, Thomas Jefferson University, Series B (RB)
5.25%, 11/01/41 (c) 1,500 1,574,052
Pennsylvania Housing Finance Agency, Single Family Mortgage (RB)
2.28%, 10/01/41 (c) 500 370,661
3.15%, 10/01/39 (c) 1,000 863,348
3.65%, 10/01/32 (c) 315 307,145
Pennsylvania Housing Finance Agency, Single Family Mortgage, Series A (RB)
4.30%, 10/01/41 (c) 1,000 978,201
4.85%, 10/01/43 (c) 500 507,249
5.00%, 10/01/43 (c) 1,000 1,034,951
Pennsylvania Housing Finance Agency, Single Family Mortgage, Series B (RB)
3.20%, 10/01/32 (c) 300 287,881
3.65%, 10/01/42 (c) 260 237,150
Pennsylvania Turnpike Commission (RB)
5.00%, 06/01/33 2,000 2,214,865
5.00%, 12/01/36 (c) 2,000 2,190,414
5.00%, 12/01/40 (c) 1,000 1,081,607
5.00%, 12/01/45 (c) (p) 1,000 1,092,275
Pennsylvania Turnpike Commission, Motor License (RB)
4.00%, 12/01/37 (c) 2,000 1,982,605
Pennsylvania Turnpike Commission, Series A (RB)
5.00%, 12/01/32 (c) 750 754,395
5.00%, 12/01/33 (c) 1,000 1,099,578
5.00%, 12/01/37 (c) 1,250 1,289,916
5.00%, 12/01/37 (c) 1,000 1,049,695
Pennsylvania Turnpike Commission, Series A-1 (RB)
5.00%, 12/01/37 (c) 1,025 1,043,977
Pennsylvania Turnpike Commission, Series B (RB)
4.00%, 12/01/36 (c) 1,000 1,002,379
4.00%, 12/01/37 (c) 1,025 1,012,425
5.00%, 12/01/34 (c) 700 751,769
5.00%, 12/01/40 (c) 1,000 1,083,011
Philadelphia Hospitals and Higher Education Facilities Authority, Temple University Health System
(RB) (AG)
5.00%, 07/01/37 (c) 500 528,446
Pittsburgh Water and Sewer Authority, Series B (RB) (AG)
5.00%, 09/01/31 1,460 1,592,520
5.00%, 09/01/32 2,000 2,201,673
5.00%, 09/01/33 2,000 2,222,152
School District of Philadelphia, Series F (GO) (SAW)
5.00%, 09/01/32 (c) 485 485,853
5.00%, 09/01/37 (c) 1,000 1,001,759
5.00%, 09/01/38 (c) 1,570 1,572,761
State Public School Building Authority, School District of Philadelphia Project, Series A (RB) (AG)
5.00%, 06/01/33 (c) 1,225 1,231,538
Westmoreland County, Municipal Authority, Series A (RB) (BAM)
5.00%, 08/15/40 (c) 1,000 1,072,547
65,437,495
Rhode Island : 0.2%
Rhode Island Housing and Mortgage Finance Corp., Series A (RB) (AG)
2.10%, 10/01/35 (c) 1,000 838,748
State of Rhode Island, Series A (GO)
4.12%, 08/01/42 (c) 600 591,482
5.00%, 08/01/39 (c) 2,000 2,135,177

VANECK INTERMEDIATE MUNI ETF
SCHEDULE OF INVESTMENTS
(unaudited) (continued)

Par
(000’s) Value
Rhode Island (continued)
Tobacco Settlement Financing Corp., Series A (RB)
5.00%, 06/01/40 (c) $ 1,000 $ 1,000,188
4,565,595
South Carolina : 0.6%
City of Columbia, South Carolina, Series B (RB)
4.00%, 02/01/41 (c) 2,000 1,897,721
Lancaster County, School District (GO)
4.00%, 03/01/35 (c) 1,000 1,002,925
South Carolina Jobs, Economic Development Authority, Hospital Facilities, Bon Second Mercy Health,
Inc., Series B (RB)
5.00%, 11/01/49 (c) (p) 1,000 1,085,185
South Carolina Jobs-Economic Development Authority, Novant Health, Inc., Series A (RB)
5.00%, 11/01/34 (c) 5,000 5,474,229
5.25%, 11/01/40 (c) 1,000 1,070,648
South Carolina Public Service Authority, Series A (RB)
5.00%, 12/01/37 (c) 1,010 1,010,586
South Carolina Transportation Infrastructure Bank, Series A (RB)
5.00%, 10/01/37 (c) 1,000 1,017,142
Town of Mount Pleasant, South Carolina Water and Sewer System, Series A (RB)
4.00%, 06/01/39 (c) 1,000 963,685
13,522,121
South Dakota : 0.2%
South Dakota Health and Educational Facilities Authority, Series C-2 (RB)
5.00%, 11/01/51 (c) (p) 2,000 2,144,364
South Dakota Housing Development Authority (RB)
4.20%, 11/01/41 (c) 1,000 969,807
3,114,171
Tennessee : 1.0%
County of Shelby, Public Improvement, Series B (GO)
4.00%, 04/01/40 (c) 1,000 986,119
Health and Educational Facilities Board of the Town of Greenville Tennessee, Ballad Health, Series A
(RB)
4.00%, 07/01/40 (c) 1,155 1,075,287
Metropolitan Government of Nashville and Davidson County, Vanderbilt University Medical Center,
Series A (RB)
5.00%, 07/01/33 1,240 1,347,027
5.00%, 07/01/34 2,000 2,183,813
Metropolitan Nashville Airport Authority, Series A (RB)
5.00%, 07/01/40 (c) 500 543,394
5.00%, 07/01/41 (c) 500 540,359
5.00%, 07/01/42 (c) 500 538,140
5.00%, 07/01/43 (c) 750 803,789
New Memphis Arena Public Building Authority, Memphis and Shelby County (RB)
0.00%, 04/01/33 (c) ^ 2,550 1,911,736
Shelby County, Public Improvement, Series B (GO)
4.00%, 04/01/33 (c) 3,000 3,071,556
4.00%, 04/01/34 (c) 1,000 1,018,714
4.00%, 04/01/35 (c) 1,000 1,012,277
State of Tennessee, Series A (GO)
5.00%, 05/01/35 (c) 1,000 1,108,685
Tennessee Energy Acquisition Corp., Commodity Project, Series A (RB)
5.00%, 05/01/52 (c) (p) 2,000 2,084,455
Tennessee Energy Acquisition Corp., Gas Project, Series A (RB)
5.00%, 12/01/35 (c) 2,000 2,078,308
Tennessee State School Bond Authority, Higher Education Facilities, Series A (RB)
5.00%, 11/01/42 (c) 1,040 1,056,461
21,360,120

VANECK INTERMEDIATE MUNI ETF
SCHEDULE OF INVESTMENTS
(unaudited) (continued)

Par
(000’s) Value
Texas : 10.2%
Aldine Independent School District, Series A (GO)
4.00%, 02/15/33 (c) $ 910 $ 912,512
4.00%, 02/15/34 (c) 675 676,521
Arlington County, Texas Independent School District (GO)
4.00%, 02/15/34 (c) 1,000 1,009,169
Austin, Texas Independent School District (GO)
5.00%, 08/01/36 (c) 1,500 1,628,030
5.00%, 08/01/37 (c) 1,000 1,095,016
Bexar County, Texas Hospital District Ltd. (GO)
4.00%, 02/15/35 (c) 1,000 1,004,226
Board of Regents of the University of Texas System, Financing System, Series A (RB)
4.00%, 08/15/44 (c) 1,000 953,348
5.00%, 08/15/43 (c) 3,500 3,767,557
Board of Regents of the University of Texas System, Series A (RB)
3.00%, 08/15/41 (c) 525 434,529
5.00%, 08/15/38 2,000 2,250,160
5.00%, 08/15/42 (c) 3,000 3,243,807
Board of Regents of the University of Texas System, Series B (RB)
5.00%, 07/01/36 2,250 2,530,541
5.00%, 08/15/41 (c) 1,000 1,071,241
Cedar Hill Independent School District (GO)
5.00%, 02/15/41 (c) 1,000 1,059,647
City of Austin, Texas Electric Utility System (RB)
5.00%, 11/15/35 (c) 2,000 2,186,196
City of Austin, Texas Public Improvement (GO)
5.00%, 09/01/42 (c) 1,000 1,069,611
5.00%, 09/01/43 (c) 1,000 1,065,883
City of Austin, Waterwaste System (RB)
5.00%, 11/15/43 (c) 1,000 1,052,411
City of Corpus Christi, Texas Utility System (RB) (AG)
5.00%, 07/15/43 (c) 1,000 1,042,863
City Of Dallas (GO)
4.00%, 02/15/42 (c) 2,000 1,890,754
City of Dallas, Series A (GO)
3.00%, 02/15/36 (c) 600 543,670
City of Dallas, Waterworks and Sewer System, Series C (RB)
5.00%, 10/01/33 (c) 1,500 1,600,620
City of Houston, Airport System, Series D (RB)
5.00%, 07/01/36 (c) 1,000 1,028,587
City of Houston, Combined Utility System, First Lien, Series A (RB)
5.00%, 11/15/33 (c) 4,500 4,798,730
5.00%, 11/15/36 (c) 1,000 1,093,644
City of Houston, Combined Utility System, First Lien, Series C (RB)
4.00%, 11/15/36 (c) 1,500 1,504,714
City of Houston, Combined Utility System, First Lien, Series D (RB)
5.00%, 11/15/33 (c) 1,000 1,039,661
City of Houston, Series A (GO)
5.00%, 03/01/40 (c) 1,000 1,063,746
City of Houston, Texas Public Improvement, Series A (GO)
5.00%, 03/01/34 (c) 1,000 1,092,363
City of Houston, Texas, Convention & Entertainment Facilities Department, Series C (RB) (AG)
5.00%, 09/01/43 (c) 1,000 1,059,902
5.00%, 09/01/46 (c) 1,000 1,044,014
City of San Antonio, Bexar County, Series B (RB)
5.00%, 05/15/35 (c) 1,000 1,113,868
City of San Antonio, Texas Electric & Gas Systems (RB)
5.00%, 02/01/33 (c) 1,000 1,083,330

VANECK INTERMEDIATE MUNI ETF
SCHEDULE OF INVESTMENTS
(unaudited) (continued)

Par
(000’s) Value
Texas (continued)
City of San Antonio, Texas Electric & Gas Systems, Series A (RB)
5.00%, 02/01/40 (c) $ 2,000 $ 2,153,740
5.00%, 02/01/41 (c) 1,000 1,071,094
City of San Antonio, Water System, Series A (RB)
5.00%, 05/15/37 (c) 1,000 1,102,997
Clear Creek Independent School District, Unlimited Tax (GO)
5.00%, 02/15/38 (c) 2,000 2,179,313
Clifton Higher Education Finance Corp., International Leadership of Texas, Inc., Series A (RB)
5.00%, 02/15/36 (c) 750 810,352
Conroe Independent School District (GO)
5.00%, 02/15/42 (c) 1,000 1,069,187
5.00%, 02/15/43 (c) 1,000 1,062,839
5.00%, 02/15/44 (c) 1,000 1,058,897
5.00%, 02/15/45 (c) 600 632,838
5.00%, 02/15/46 (c) 1,275 1,337,479
Corpus Christi Independent School District (GO)
4.00%, 08/15/32 (c) 320 323,537
County of Bexar, Alamo Community College District (GO)
4.00%, 08/15/32 (c) 1,000 1,020,874
County of Collin, Community College District (GO)
3.25%, 08/15/33 (c) 500 488,354
County of Dallas, Cedar Hill Independent School District (GO)
5.00%, 02/15/40 (c) 1,000 1,066,773
County of Dallas, Garland Independent School District, Series A (GO)
5.00%, 02/15/37 (c) 500 538,330
County of Dallas, Highland Park Independent School District (GO)
3.00%, 02/15/35 (c) 1,540 1,408,931
County of Fort Bend, Toll Road (RB) (AG)
5.00%, 03/01/41 (c) 500 529,529
County of Harris, Toll Road, Senior Lien, Series A (RB)
5.00%, 08/15/33 (c) 675 675,769
Cypress-Fairbanks Independent School District, Political Subdivision (GO)
4.00%, 02/15/38 (c) 1,275 1,260,657
5.00%, 02/15/40 1,000 1,116,402
Cypress-Fairbanks Independent School District, Political Subdivision, Series A (GO)
2.25%, 02/15/43 (c) 600 426,200
3.00%, 02/15/34 (c) 500 466,763
4.00%, 02/15/37 (c) 1,500 1,503,380
Cypress-Fairbanks Independent School District, Series A (GO)
3.00%, 02/15/35 (c) 2,335 2,147,112
Dallas Area Rapid Transit, Senior Lien (RB)
5.00%, 12/01/33 (c) 1,835 1,937,396
Dallas Independent School District, Unlimited Tax School Building (GO)
5.00%, 02/15/35 (c) 1,000 1,086,309
5.00%, 02/15/36 (c) 1,000 1,081,007
5.00%, 02/15/40 (c) 1,500 1,589,375
EP Tuscany Zaragosa PFC Residential Development, Tuscany at Mega Hills and Villas (RB)
4.00%, 12/01/33 (c) 1,000 986,470
Frisco Independent School District (GO)
4.00%, 02/15/36 (c) 1,345 1,349,306
5.00%, 08/15/36 (c) 1,000 1,035,017
FW Chaparral PFC, Texas Residential Development (RB)
4.00%, 10/01/35 (c) 500 482,256
Harris County Hospital District (GO)
5.00%, 02/15/33 1,000 1,094,162
5.00%, 02/15/34 1,000 1,101,620
5.00%, 02/15/35 1,000 1,106,146
5.00%, 02/15/43 (c) 1,000 1,068,321

VANECK INTERMEDIATE MUNI ETF
SCHEDULE OF INVESTMENTS
(unaudited) (continued)

Par
(000’s) Value
Texas (continued)
Harris County, Cultural Education Facilities Finance Corp., Memorial Hermann Health System, Series
B (RB)
5.00%, 07/01/36 (c) $ 3,000 $ 3,260,824
Harris County, Cultural Education Facilities Finance Corp., Texas Children's Hospital, Series A (RB)
3.00%, 10/01/40 (c) 1,145 952,370
Harris County, Flood Control District Improvement, Series A (GO)
4.00%, 10/01/35 (c) 1,000 1,008,773
Harris County, Hospital District (RB)
4.00%, 02/15/42 (c) 560 517,197
Harris County, Texas Permanent Improvement (GO)
5.00%, 09/15/41 (c) 1,000 1,062,180
Hays Consolidated Independent School District (GO)
5.00%, 02/15/40 (c) 1,000 1,057,537
Hurst-Euless-Bedford Independent School District (GO)
5.00%, 08/15/43 (c) 1,000 1,064,762
Katy Independent School District, Fort Bend, Harris and Waller Counties (GO)
5.00%, 02/15/38 (c) 2,510 2,526,671
Lamar Consolidated Independent School District, Fort Bend County, Texas, Series A (GO)
5.00%, 02/15/41 (c) 2,000 2,108,981
Leander Independent School District, Series A (GO)
0.00%, 08/16/42 (c) ^ 900 420,098
Lewisville Independent School District, Denton and Tarrant Counties (GO)
5.00%, 08/15/37 (c) 1,910 2,076,702
Los Angeles Department of Water and Power, Series C (RB)
5.00%, 05/15/36 (c) 1,000 1,104,766
Lower Colorado River Authority, LCRA Transmission Services Corp. Project (RB)
5.00%, 05/15/43 (c) 500 506,540
Lower Colorado River Authority, LCRA Transmission Services Corp. Project, Series A (RB)
5.00%, 05/15/37 (c) 1,000 1,096,687
5.25%, 05/15/42 (c) 1,655 1,796,476
Lower Colorado River Authority, LCRA Transmission Services Corp. Project, Series A (RB) (AG)
5.00%, 05/15/36 (c) 1,000 1,083,698
Midland County Texas, Midland Independent School District (GO)
4.00%, 02/15/39 (c) 2,555 2,550,079
New Hope Cultural Education Facilities Finance Corp. Hospital, Children’s Healthcare, Series A (RB)
4.00%, 08/15/36 (c) 1,005 989,171
4.00%, 08/15/40 (c) 555 523,193
North East Texas Regional Mobility Authority, Series A (RB)
5.00%, 01/01/40 (c) 1,100 1,154,009
5.00%, 01/01/42 (c) 600 623,856
North Texas Municipal Water District, Water System (RB)
5.00%, 09/01/35 (c) 715 715,805
North Texas Tollway Authority System, Series A (RB)
5.00%, 01/01/39 (c) 2,000 2,169,536
North Texas Tollway Authority System, Series B (RB)
4.00%, 01/01/33 (c) 1,975 2,003,878
4.00%, 01/01/36 (c) 2,000 2,002,997
4.00%, 01/01/38 (c) 2,250 2,210,639
5.00%, 01/01/34 3,000 3,309,041
5.00%, 01/01/39 (c) 1,000 1,005,067
North Texas Tollway Authority, First Tier, Series A (RB)
4.12%, 01/01/40 (c) 2,000 1,953,703
5.00%, 01/01/41 (c) 1,500 1,593,904
North Texas Tollway Authority, Second Tier, Series B (RB) (AG)
4.00%, 01/01/35 (c) 450 450,453
Northside Independent School District, Unlimited Tax (GO)
5.00%, 08/15/32 (c) 880 896,235

VANECK INTERMEDIATE MUNI ETF
SCHEDULE OF INVESTMENTS
(unaudited) (continued)

Par
(000’s) Value
Texas (continued)
Permanent University Fund, University of Texas System, Series A (RB)
5.00%, 07/01/33 (c) $ 1,180 $ 1,289,634
Pflugerville Independent School District, Unlimited Tax, Series A (GO)
5.00%, 02/15/34 (c) 1,875 2,028,471
5.00%, 02/15/37 (c) 1,000 1,067,358
Plano Independent School District, Unlimited Tax (GO)
5.00%, 02/15/35 (c) 1,000 1,083,920
5.00%, 02/15/36 (c) 1,000 1,078,512
Port of Houston Authority of Harris County, Series A-2 (GO)
5.00%, 10/01/34 (c) 1,000 1,060,648
State of Texas (GO)
5.00%, 10/01/35 1,750 1,968,139
5.00%, 10/01/40 (c) 3,295 3,572,770
5.00%, 10/01/41 (c) 2,000 2,161,030
State of Texas, Conroe Independent School Disrict (GO)
5.00%, 02/15/38 (c) 1,000 1,091,033
State of Texas, Tarrant County College District (GO)
5.00%, 08/15/40 (c) 2,020 2,124,620
State of Texas, Tarrant County, Hurst-Euless-Bedford Independent School District (GO)
4.00%, 08/15/40 (c) 1,000 976,128
Texas Department of Housing and Community Affairs, Series A (RB)
3.80%, 07/01/39 (c) 1,670 1,558,734
Texas Municipal Gas Acquisition and Supply Corp. III (RB)
5.00%, 12/15/31 1,475 1,539,613
5.00%, 12/15/32 1,000 1,048,663
Texas Municipal Gas Acquisition and Supply Corp. IV, Series B (RB)
5.50%, 01/01/54 (c) (p) 3,000 3,198,367
Texas Municipal Gas Acquisition and Supply Corp. V (RB)
5.00%, 01/01/55 (c) (p) 2,000 2,074,198
Texas Municipal Gas Acquisition and Supply Corp. VI (RB)
5.00%, 01/01/36 (c) 1,000 1,031,191
Texas Municipal Power Agency (RB) (AG)
3.00%, 09/01/38 (c) 1,000 847,861
Texas Private Activity Bond Surface Transportation Corp., Managed Lanes Project, Series A (RB)
4.00%, 06/30/39 (c) 1,700 1,598,028
Texas Private Activity Bond Surface Transportation Corp., NTE Mobility Partners LLC Project, Series A
(RB)
4.00%, 12/31/37 (c) 1,000 976,583
Texas Private Activity Bond Surface Transportation Corp., Series A (RB)
4.00%, 12/31/39 (c) 2,000 1,912,186
Texas State, Series E (GO)
5.00%, 08/01/42 (c) 2,000 2,151,703
Texas Transportation Commission, Central Texas Turnpike System, Series C (RB)
5.00%, 08/15/41 (c) 2,255 2,374,148
Texas Transportation Commission, State of Texas Highway Improvement (GO)
5.00%, 04/01/40 (c) 2,500 2,673,026
Texas Water Development Board (RB)
3.00%, 10/15/34 (c) 500 468,051
3.00%, 10/15/35 (c) 750 688,947
3.00%, 10/15/36 (c) 950 854,642
4.00%, 10/15/35 (c) 2,000 1,999,817
5.00%, 10/15/40 (c) 2,000 2,165,523
5.00%, 10/15/42 (c) 2,000 2,143,319
Texas Water Development Board, Series A (RB)
3.00%, 10/15/35 (c) 2,650 2,434,279
4.00%, 10/15/33 (c) 400 402,259
4.00%, 10/15/33 (c) 600 602,699
4.00%, 10/15/34 (c) 1,000 1,004,301

VANECK INTERMEDIATE MUNI ETF
SCHEDULE OF INVESTMENTS
(unaudited) (continued)

Par
(000’s) Value
Texas (continued)
4.00%, 10/15/34 (c) $ 1,000 $ 1,000,043
4.00%, 10/15/40 (c) 1,725 1,635,983
4.60%, 10/15/39 (c) 1,000 1,031,202
4.65%, 10/15/40 (c) 2,000 2,056,675
5.00%, 10/15/36 (c) 1,000 1,102,362
5.00%, 10/15/39 (c) 1,000 1,079,836
Texas Water Development Board, Series B (RB)
4.00%, 10/15/34 (c) 1,000 1,003,366
4.00%, 10/15/37 (c) 3,000 2,946,525
4.00%, 10/15/43 (c) 1,000 935,456
5.00%, 10/15/32 (c) 1,500 1,560,380
Texas Water Development Board, Series D (RB)
3.00%, 10/15/37 (c) 500 440,770
Tomball Independent School District, Unlimited Tax (GO)
5.00%, 02/15/37 (c) 1,100 1,187,641
5.00%, 02/15/38 (c) 1,000 1,073,689
5.00%, 02/15/42 (c) 1,000 1,052,083
Travis County, Texas Permanent Improvement (GO)
4.00%, 03/01/41 (c) 1,000 957,794
5.00%, 03/01/40 (c) 1,000 1,066,438
University of Houston, Board of Regents, Series A (RB)
5.00%, 02/15/35 (c) 1,500 1,622,720
University of Texas, Board of Regents, Series A (RB)
5.00%, 08/15/34 (c) 2,000 2,179,756
5.00%, 07/01/40 (c) 1,000 1,069,201
University of Texas, Board of Regents, Series B (RB)
5.00%, 07/01/37 (c) 1,990 2,182,961
215,610,713
Utah : 0.6%
Central Utah Water Conservancy District, Series B (RB)
4.00%, 10/01/34 (c) 395 395,746
Downtown Revitalization Public Infrastructure District (RB) (AG)
5.00%, 06/01/34 1,000 1,106,616
Intermountain Power Agency, Utah Power Supply, Series A (RB)
4.00%, 07/01/36 (c) 1,000 1,003,624
University of Utah, Series B (RB)
5.00%, 08/01/38 (c) 2,220 2,385,279
Utah Telecommunication Open Infrastructure Agency (RB)
5.25%, 06/01/37 (c) 2,770 2,995,578
Utah Transit Authority (RB)
5.00%, 06/15/40 (c) 2,000 2,156,764
5.00%, 06/15/41 (c) 1,000 1,072,797
Utah Transit Authority (RB) (BAM)
4.00%, 12/15/41 (c) 1,650 1,593,502
12,709,906
Virginia : 1.4%
Arlington County, Viginia Public Improvement (GO)
5.00%, 06/15/34 (c) 2,000 2,196,941
City of Richmond, Virginia, Series A (GO)
4.00%, 01/15/44 (c) 1,000 968,538
County of Fairfax, Public Improvement, Series A (GO)
2.00%, 10/01/34 (c) 375 313,804
County of Fairfax, Public Improvement, Series A (GO) (SAW)
4.00%, 10/01/36 (c) 1,000 1,018,292
5.00%, 10/01/32 (c) 1,755 1,844,057
County of Loudoun, Economic Development Authority, Public Facility, Series A (RB)
3.00%, 12/01/36 (c) 1,500 1,367,261

VANECK INTERMEDIATE MUNI ETF
SCHEDULE OF INVESTMENTS
(unaudited) (continued)

Par
(000’s) Value
Virginia (continued)
Economic Development Authority of Henrico County, Bon Secours Mercy Health, Inc., Series A (RB)
5.00%, 11/01/35 $ 3,000 $ 3,319,525
Hampton Roads Transportation Accountability Commission, Series A (RB)
4.00%, 07/01/40 (c) 665 657,325
Virginia College Building Authority, Educational Facilities, 21st Century College & Equipment
Programs, Series A (RB)
3.00%, 02/01/36 (c) 2,750 2,502,753
3.00%, 02/01/38 (c) 1,000 876,190
4.00%, 02/01/36 (c) 1,500 1,511,541
4.00%, 02/01/38 (c) 2,095 2,097,087
4.00%, 02/01/41 (c) 1,000 972,176
5.00%, 02/01/35 (c) 1,950 2,059,036
Virginia Commonwealth Transportation Board, Series A (RB)
4.00%, 05/15/36 (c) 1,000 1,003,171
5.00%, 05/15/32 (c) 800 819,426
Virginia Public Building Authority, Series A (RB)
3.00%, 08/01/32 (c) 695 668,086
3.12%, 08/01/34 (c) 1,050 998,578
5.00%, 08/01/33 (c) 1,000 1,068,371
Virginia Public Building Authority, Series A-2 (RB)
4.00%, 08/01/35 (c) 1,000 1,018,713
4.00%, 08/01/37 (c) 1,000 1,006,731
Virginia State Public Facilities, Series A (RB)
4.00%, 08/01/41 (c) 2,000 1,955,024
30,242,626
Washington : 3.1%
Central Puget Sound Regional Transit Authority, Sales Tax and Motor Vehicle Excise Tax, Series S (RB)
5.00%, 11/01/41 (c) 1,000 1,002,554
City of Seattle, Municipal Light and Power Improvement (RB)
5.00%, 02/01/35 1,250 1,405,032
5.00%, 02/01/36 (c) 1,000 1,122,449
5.00%, 02/01/43 (c) 1,000 1,073,793
City of Seattle, Municipal Light and Power Improvement, Series A (RB)
4.00%, 07/01/36 (c) 1,000 1,003,624
4.00%, 07/01/37 (c) 1,000 1,003,091
Energy Northwest, Columbia Generating Station Electric, Series A (RB)
4.00%, 07/01/42 (c) 1,000 977,463
5.00%, 07/01/32 (c) 695 719,423
5.00%, 07/01/33 (c) 400 406,312
5.00%, 07/01/33 (c) 1,930 2,059,732
5.00%, 07/01/35 (c) 2,000 2,200,857
5.00%, 07/01/36 (c) 1,000 1,092,581
Energy Northwest, Columbia Generating Station Electric, Series A (RB) (AG)
5.00%, 07/01/36 (c) 1,000 1,043,399
5.00%, 07/01/36 (c) 2,605 2,754,410
5.00%, 07/01/38 (c) 500 518,764
Energy Northwest, Columbia Generating Station Electric, Series C (RB)
5.00%, 07/01/34 (c) 1,000 1,032,494
Everett Housing Authority, Hunting Park Apartments Project (RB)
4.00%, 07/01/37 (c) 3,345 3,133,639
Franklin County, Pasco School District No. 1 (GO) (SBG)
5.00%, 12/01/38 (c) 1,000 1,073,039
King County, School District No. 210 Federal Way (GO) (SBG)
4.00%, 12/01/33 (c) 880 885,560
King County, School District No. 401 Highline (GO) (SBG)
3.12%, 12/01/32 (c) 690 652,596
Kings County, Washington School District No. 43, Unlimited Tax (GO) (SBG)
5.00%, 12/01/37 (c) 1,615 1,742,207

VANECK INTERMEDIATE MUNI ETF
SCHEDULE OF INVESTMENTS
(unaudited) (continued)

Par
(000’s) Value
Washington (continued)
Pierce County, School District No. 403 Bethel (GO) (SBG)
5.00%, 12/01/32 (c) $ 500 $ 526,162
Pierce County, Washington School District No. 320 (GO) (SBG)
5.00%, 12/01/36 (c) 1,000 1,112,560
State of Washington, Series C (GO)
5.00%, 08/01/32 (c) 880 898,373
State of Washington, Various Purpose, Series A (GO)
5.00%, 08/01/33 (c) 755 755,000
5.00%, 08/01/34 (c) 500 509,698
5.00%, 08/01/42 (c) 1,000 1,028,858
5.00%, 08/01/43 (c) 1,090 1,136,166
State of Washington, Various Purpose, Series C (GO)
5.00%, 02/01/35 (c) 2,175 2,329,414
5.00%, 02/01/40 (c) 2,165 2,210,498
State of Washington, Various Purpose, Series D (GO)
5.00%, 02/01/40 (c) 735 740,516
State of Washington, Various Purpose, Series R-C (GO)
5.00%, 08/01/34 (c) 880 897,069
University of Washington, Series A (RB)
5.00%, 04/01/37 (c) 1,000 1,109,898
University of Washington, Series C (RB)
3.12%, 07/01/42 (c) 1,925 1,567,698
Washington Health Care Facilities Authority, Multicare Health System, Series B (RB)
5.00%, 08/15/36 (c) 1,815 1,840,830
5.00%, 08/15/37 (c) 2,000 2,025,139
Washington Health Care Facilities Authority, Providence St. Joseph Health, Series A (RB)
4.00%, 10/01/34 (c) 1,820 1,820,172
Washington Health Care Facilities Authority, Providence St. Joseph Health, Series D (RB)
5.00%, 10/01/38 (c) 2,270 2,271,192
Washington Health Care Facilities Authority, Virginia Mason Medical Center (RB)
5.00%, 08/15/34 (c) 205 207,920
5.00%, 08/15/37 (c) 1,500 1,516,464
Washington State, Housing Finance Commission (RB)
3.50%, 12/20/35 1,571 1,485,681
Washington State, Motor Vehicle Fuel Tax, Series A (GO)
5.00%, 06/01/36 (c) 1,050 1,109,715
Washington State, Motor Vehicle Fuel Tax, Series F (GO)
5.00%, 06/01/39 (c) 2,000 2,108,391
Washington State, Shoreline School District No. 412 (GO) (SBG)
4.00%, 12/01/36 (c) 1,000 1,001,077
Washington State, Various Purpose, Series A (GO)
5.00%, 08/01/37 (c) 1,250 1,331,668
5.00%, 08/01/38 (c) 2,000 2,163,073
5.00%, 08/01/38 (c) 1,000 1,051,360
Washington State, Various Purpose, Series C (GO)
5.00%, 02/01/35 (c) 1,000 1,027,040
5.00%, 02/01/36 (c) 1,000 1,053,383
5.00%, 02/01/38 (c) 1,145 1,171,412
5.00%, 02/01/39 (c) 1,080 1,112,523
66,021,969
West Virginia : 0.1%
State of West Virginia, Series A (GO)
5.00%, 12/01/31 (c) 1,000 1,055,051
5.00%, 06/01/36 (c) 500 522,291
West Virginia, Parkways Authority, Senior Lien Turnpike Toll (RB)
5.00%, 06/01/36 (c) 1,320 1,408,304
2,985,646

VANECK INTERMEDIATE MUNI ETF
SCHEDULE OF INVESTMENTS
(unaudited) (continued)

FootnoteRuleAboveBlank
Footnotes:
Par
(000’s) Value
Wisconsin : 0.8%
Janesville Wisconsin School District, Series B (GO)
4.38%, 03/01/43 (c) $ 750 $ 742,616
Middleton-Cross Plains Area School District, Series A (GO)
3.25%, 03/01/36 (c) 350 336,468
Public Finance Authority, Affordable Housing Certificates (RB)
4.13%, 01/20/41 998 914,988
4.55%, 12/05/40 999 962,662
Public Finance Authority, Renown Regional Medical Center Project, Series A (RB)
4.25%, 06/01/41 (c) 500 470,837
State of Wisconsin (RB)
5.00%, 07/01/39 (c) 750 822,113
State of Wisconsin, Series A (GO)
5.00%, 05/01/35 (c) 1,000 1,088,517
5.00%, 05/01/36 (c) 1,000 1,083,179
Wisconsin Health and Educational Facilities Authority, Ascension Senior Credit Group, Series A (RB)
4.00%, 11/15/35 (c) 1,500 1,502,298
4.00%, 11/15/39 (c) 1,875 1,757,464
5.00%, 11/15/36 (c) 1,000 1,001,891
Wisconsin Health and Educational Facilities Authority, Hospital Sisters inc. , Series A (RB)
5.00%, 08/15/36 (c) 1,000 1,080,390
Wisconsin Health and Educational Facilities Authority, Mercy Health Corp., Series A (RB)
5.00%, 06/01/39 (c) 1,000 1,053,077
Wisconsin Housing and Economic Development Authority, Home Ownership, Series A (RB)
4.12%, 09/01/35 (c) 1,000 1,007,334
4.85%, 09/01/43 (c) 1,000 1,014,127
Wisconsin Housing and Economic Development Authority, Home Ownership, Series C (RB)
4.12%, 09/01/39 (c) 1,000 968,432
15,806,393
Wyoming : 0.1%
County of Campbell, Wyoming Solid Waste Facilities, Series A (RB) (SBG)
3.62%, 07/15/39 (c) 3,000 2,679,882
Underline
Total Municipal Bonds:
(Cost: $2,147,838,491) 2,094,707,891
Other assets less liabilities: 1.4% 28,983,028
NET ASSETS: 100.0% $ 2,123,690,919
Definitions:
AG Assured Guaranty, Inc.
BAM Build America Assurance Co.
CP Certificate of Participation
GO General Obligation
NATL National Public Finance Guarantee Corp.
RB Revenue Bond
SAW State Aid Withholding
SBG School Board Guaranteed
SD CRED PROG Special District Credit Enhancement Program
ST Special Tax
TA Tax Allocation
(c) Callable Security — the date disclosed is the date the security may be redeemed by the issuer
(p) Putable Security — the date disclosed is the date the security may be redeemed by the fund
^ Zero Coupon Bond

VANECK INTERMEDIATE MUNI ETF
SCHEDULE OF INVESTMENTS
(unaudited) (continued)

The summary of inputs used to value the Fund's investments as of Jul y 31, 2026 is as follows:
Level 1
Quoted
Prices
Level 2
Significant
Observable
Inputs
Level 3
Significant
Unobservable
Inputs Value
Municipal Bonds
 *
$ — $ 2,094,707,891 $ — $ 2,094,707,891
*
See Schedule of Investments for geographic regions.